SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.[ ]

[ ] Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                            AXP Investment Series, Inc.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
-------------------------------------------------------------------------------
                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
-------------------------------------------------------------------------------
     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on Nov. 14, 2005.

                                RIVERSOURCE FUNDS

                   (formerly known as American Express Funds)

                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268

                   NOTICE OF A REGULAR MEETING OF SHAREHOLDERS

                            TO BE HELD FEB. 15, 2006

                           AXP(R) GLOBAL SERIES, INC.
                       - RiverSource Global Balanced Fund
                (formerly AXP Threadneedle Global Balanced Fund)

RiverSource Global Balanced Fund ("Global Balanced" or the "Selling Fund") will hold a regular shareholders' meeting at 10:00 a.m. on Feb. 15, 2006, at the IDS Center, 80 S. Eighth Street, Minneapolis, MN on the 50th floor. At the meeting, shareholders will consider the following proposals:

- To approve an Agreement and Plan of Reorganization (the "Agreement") between the Selling Fund and RiverSource Balanced Fund ("Balanced" or the "Buying Fund") (formerly AXP Mutual). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Classes A, B, C and Y to the Buying Fund in exchange for corresponding Class A, B, C and Y shares of the Buying Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund. The Buying Fund will assume the Selling Fund's liabilities.

-  To elect Board members.

-  To amend the Articles of Incorporation.

- To approve an Investment Management Services Agreement with RiverSource Investments, LLC.

-  To approve a Subadvisory Agreement with Threadneedle International Limited.

- Other business as may properly come before the meeting, or any adjournment of the meeting.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

Please take some time to read the proxy statement. It discusses the proposals in more detail. If you were a shareholder on Dec. 16, 2005, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call your advisor or call client services toll free at (877) 256-6085. It is important that you vote. The Board of Directors (the "Board") recommends that you vote FOR the proposals. This proxy statement was first mailed to shareholders on or about Dec. 16, 2005.

                           By order of the Board of Directors


                           Leslie L. Ogg, Secretary
                           Dec. 16, 2005

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

                       COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED DEC. 16, 2005

This document is a proxy statement for Global Balanced and a prospectus for Balanced (each individually a "Fund" and collectively the "Funds"). It contains the information you should know before voting on the proposals. Please read it carefully and keep it for future reference. The address of each of the Funds is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The phone number for each of the Funds is (612) 330-9283.

The following information describes the proposed reorganization of the Selling Fund into the Buying Fund (the "Reorganization").

HOW THE REORGANIZATION WILL WORK

- The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's liabilities.

- The Buying Fund will issue shares of Classes A, B, C and Y to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders in proportion to their holdings in the Selling Fund. Selling Fund shareholders will not pay any sales charge in connection with this distribution of shares.

FUND INVESTMENT OBJECTIVES

The investment objective for each of the Funds is as follows:

   SELLING FUND: The Fund seeks to provide shareholders with a balance of growth of capital and current income.

   BUYING FUND:  The Fund seeks to provide shareholders with a balance of growth of capital and current income.

Please note that the Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its investment objective.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

WHERE TO GET MORE INFORMATION

THE BUYING FUND

Most recent prospectus, dated        Accompanying, and incorporated by reference
Nov. 29, 2004, as supplemented.      into, this proxy statement/prospectus.

Most recent annual report, for the   Incorporated by reference into this proxy
period ended Sept. 30, 2004 and      statement/prospectus. For a copy at no
the most recent semiannual report    charge, call toll-free (800) 862-7919 or
for the period ended                 write to the address at the bottom of this
March 31, 2005.                      table.

THE SELLING FUND

Most recent prospectus, dated        Incorporated by reference into this proxy
Dec. 30, 2004, as amended            statement/prospectus. For a copy at no
Oct. 3, 2005.                        charge, call toll-free (800) 862-7919 or
                                     write to the address at the bottom of this
                                     table.

Most recent annual report, for the   Incorporated by reference into this proxy
period ended Oct. 31, 2004 and       statement/prospectus. For a copy at no
most recent semiannual report for    charge, call toll-free (800) 862-7919 or
the period ended April 30, 2005.     write to the address at the bottom of this
                                     table.

THIS PROXY STATEMENT/PROSPECTUS

Statement of Additional              Incorporated by reference into this proxy
Information dated the same date as   statement/prospectus. For a copy at no
this proxy statement/prospectus.     charge, call toll-free (877) 256-6085 or
This document contains information   write to the address at the bottom of this
about both the Selling Fund and      table.
the Buying Fund.

To ask questions about this proxy    Call toll-free (877) 256-6085 or write to:
statement/prospectus.                RiverSource Service Corporation,
                                     70100 Ameriprise Financial Center,
                                     Minneapolis, MN 55474.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TABLE OF CONTENTS

                                                                            PAGE

SECTION A -- FUND PROPOSALS

   PROPOSAL 1. APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION      7

   SUMMARY                                                                     7
      How the Reorganization Will Work                                         7
      Comparison of the Selling Fund and the Buying Fund                       7
      Risk Factors                                                            13
      Tax Consequences                                                        16

   FEES AND EXPENSES                                                          16

   THE REORGANIZATION                                                         19
      Terms of the Reorganization                                             19
      Conditions to Closing the Reorganization                                20
      Termination of the Agreement                                            20
      Tax Status of the Reorganization                                        21
      Reasons for the Proposed Reorganization and Board Deliberations         23
      Boards' Determinations                                                  24
      Recommendation and Vote Required                                        25

   PROPOSAL 2. ELECT BOARD MEMBERS                                            25

   PROPOSAL 3. APPROVE OR REJECT AN AMENDMENT TO THE
   ARTICLES OF INCORPORATION                                                  32

   PROPOSAL 4. APPROVE OR REJECT AN INVESTMENT MANAGEMENT
   SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC                       33

   PROPOSAL 5. APPROVE OR REJECT THE SUBADVISORY AGREEMENT WITH
   THREADNEEDLE INTERNATIONAL LIMITED                                         40

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION                 42

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND
OTHER FUND INFORMATION                                                        45

EXHIBITS
   A. Form of Agreement and Plan of Reorganization                           A.1
   B. Matters Subject to Approval at Regular Meeting of Buying Fund          B.1
   C. Minnesota Business Corporation Act Sections 302A.471 and 302A.473      C.1
   D. Most Recent Buying Fund Prospectus                                     D.1
   E. Board Effectiveness Committee Charter                                  E.1
   F. Joint Audit Committee Charter                                          F.1

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

SECTION A -- FUND PROPOSALS

PROPOSAL 1. APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

This proxy statement/prospectus is being used by the Board of the Selling Fund to solicit proxies to vote at a meeting of shareholders. Shareholders will consider a proposal to approve the Agreement providing for the Reorganization of the Selling Fund into the Buying Fund. A form of the Agreement is included in Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.

HOW THE REORGANIZATION WILL WORK

- The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's stated liabilities.

- The Buying Fund will issue shares of Classes A, B, C and Y to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders in proportion to their holdings in the Selling Fund.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

- After the Reorganization is completed, current Selling Fund shareholders will be shareholders of the Buying Fund. The Selling Fund will be terminated.

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

- Have the same policies for buying and selling shares and the same exchange rights.

-  Have the same distribution policies.

-  Have different classes of shares: Classes A, B, C and Y.

The Buying Fund has RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments") as an investment adviser.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
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

The Selling Fund has RiverSource Investments as an investment adviser and Threadneedle International Limited ("Threadneedle") as a subadviser.

COMPARISON OF INVESTMENT OBJECTIVES

The investment objectives for the Funds are as follows:

   SELLING FUND: The Fund seeks to provide shareholders with a balance of growth of capital and current income.

   BUYING FUND:  The Fund seeks to provide shareholders with a balance of growth of capital and current income.

COMPARISON OF INVESTMENT STRATEGIES

GLOBAL BALANCED:

The Fund's assets are primarily invested in a combination of equity and debt securities of issuers throughout the world. No less than 25% of the Fund's total assets will be invested in government, agency and corporate debt securities or debt convertible securities. These securities may be of any maturity. No more than 20% of the Fund's net assets will be invested in bonds rated below investment grade ("junk bonds").

The investment manager is responsible for oversight of the Fund's investment process and for administration of the Fund.

With respect to equity securities, the investment manager has entered into an agreement with Threadneedle, a direct wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), to act as subadviser to the Fund.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

The equity portfolio is constructed using the global sector strategy and contains securities primarily from two lists of holdings. Core securities include all stocks on the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
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

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International ("MSCI") All Country World Free Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

   -  Evaluating the opportunities and risks within regions and sectors;

   -  Assessing valuations; and

   - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

With respect to debt securities, the investment manager chooses debt obligations by:

-  Considering opportunities and risks by credit ratings and currency.

-  Identifying investment-grade U.S. and foreign bonds.

-  Identifying below investment-grade U.S. and foreign bonds.

-  Focusing on bonds that contribute to portfolio diversification.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

-  The security has reached the investment manager's price objective.

-  The company or the security continues to meet the standards described above.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

BALANCED:

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality ("junk") bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager chooses equity investments by:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

-  Identifying stocks that are undervalued:

   - because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   - because one or more of their valuation ratios are low relative to historical levels for the stock,

   - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

-  The security is overvalued relative to other potential investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the "Index").

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of June 30, 2005 was 4.16 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

-  Whether a security's rating is changed or is vulnerable to a change.

-  Whether a sector or industry is experiencing change.

-  Changes in the interest rate or economic outlook.

-  Whether the investment manager identifies a more attractive opportunity.

BOTH FUNDS:

- UNUSUAL MARKET CONDITIONS. During unusual market conditions, each Fund may invest more of its assets in money market securities. Each Fund will invest in these securities primarily to avoid losses, however, this type of investment could prevent each Fund from achieving its investment objective. During these times, trading in the Funds' portfolio securities could be more frequent, which could result in increased fees, expenses and taxes, and decreased performance.

BUYING FUND:

- OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the investment manager is not required to use derivatives.

SELLING FUND:

- OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies.

COMPARISON OF FUNDAMENTAL POLICIES

The Buying Fund shareholders will vote on changes to the fundamental policies for the Buying Fund at a meeting scheduled to be held on the same day as the Selling Fund shareholder meeting. The proposed changes are shown in Exhibit B. If all of the proposed changes to the Buying Fund's fundamental policies are approved, the differences in investment policies will be as follows:

Both Funds have substantially similar fundamental investment policies. The Buying Fund has a policy permitting borrowing money for temporary purposes in an amount not exceeding one-third of the market value of its total assets. The Selling Fund has a similar policy that applies to money or property and permits borrowing only for extraordinary or emergency purposes. The Buying Fund has a policy prohibiting the issuing of senior securities, except as permitted under the 1940 Act. Even though this is not stated as a fundamental policy of the Selling Fund, the Fund is nonetheless subject to that restriction under the provisions of the 1940 Act.

The Buying Fund has a policy permitting the Fund to lend fund securities and participate in an interfund lending program up to 33-1/3% of the value of the fund's total assets. This policy does not prohibit the Buying Fund from purchasing money market, loan participation or other debt securities, or from entering into repurchase agreements. The Selling Fund has a policy permitting the Selling Fund to lend fund securities up to 30% of its net assets. In addition, the Selling Fund has a policy that it may make cash loans up to 5% of its total assets. The Selling Fund has a policy prohibiting loans to the investment manager, its board members and officers and to the board members and officers of the Selling Fund.

The Buying Fund has a policy that it will not purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of its total assets may be invested without regard to this 10% limitation. The Selling Fund has a similar policy, but does not have the 25% exception. The Buying Fund has a policy that it will not invest more than 5% of its total assets in securities of any

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
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

one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of its total assets may be invested without regard to this 5% limitation. The Selling Fund has a similar policy, but does not include other investment companies in the exception.

If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund. The investment manager does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

RISK FACTORS

The principal risks associated with an investment in the Fund are shown below.

RISK                                 GLOBAL BALANCED         BALANCED
Active Management Risk                      x                    x
Credit Risk                                 x                    x
Foreign Risk                                x                    x
Interest Rate Risk                          x                    x
Issuer Risk                                 x                    x
Liquidity Risk                              x                    x
Market Risk                                 x                    x
Prepayment and Extension Risk               x                    x
Small and Mid-Sized Company Risk            x

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
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

-  FOREIGN RISK. The following are all components of foreign risk:

   COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

   CURRENCY RISK results from changing exchange rates between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

   CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

- INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

- LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
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

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

- SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PERFORMANCE

Performance information for Class A shares of the Funds is shown below.

TABLE A-1

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPT. 30, 2005(a)

                                                           SINCE     INCEPTION
FUND                       1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
Global Balanced            13.05%    0.06%       N/A       4.45%      11/13/96
Balanced                    2.61%   -3.28%      3.27%      8.35%       4/16/40

(a)  Returns include the 5.75% Class A sales charge.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TAX CONSEQUENCES

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel, substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of the Reorganization. However, the Reorganization will end the tax year of the Selling Fund, and so it may accelerate distributions from the Selling Fund for its short tax year ending on the date of the Reorganization to shareholders. At any time prior to the consummation of the Reorganization a shareholder may redeem shares. This would likely result in recognition of gain or loss to the shareholder for federal income tax purposes.

The tax basis and holding period of the shareholders' Selling Fund shares is expected to carry over to the shareholders' new shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."

FEES AND EXPENSES

The following table describes the fees and expenses, adjusted to reflect current fees, that you pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The table also shows pro forma expenses of the Buying Fund assuming the proposed Reorganization had been effective during the most recent fiscal year, adjusted to reflect current fees.

TABLE A-2

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                            CLASS A   CLASS B   CLASS C   CLASS Y
Maximum sales charge (load) imposed on
purchases(a) as a percentage of offering price              5.75%      none      none      none

Maximum deferred sales charge (load)
imposed on sales (as a percentage of offering
price at time of purchase)                                  none(b)       5%        1%     none

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                       CLASS A      CLASS B      CLASS C      CLASS Y
GLOBAL BALANCED
Management fees(c)                                      0.72%        0.72%        0.72%        0.72%
Distribution (12b-1) fees                               0.25%        1.00%        1.00%        0.00%
Other expenses(e)                                       0.54%        0.55%        0.54%        0.62%
Total                                                   1.51%        2.27%        2.26%        1.34%

BALANCED
Management fees(d)                                      0.51%        0.51%        0.51%        0.51%
Distribution (12b-1) fees                               0.25%        1.00%        1.00%        0.00%
Other expenses(e)                                       0.27%        0.29%        0.29%        0.36%
Total                                                   1.03%        1.80%        1.80%        0.87%

BALANCED - PRO FORMA WITH GLOBAL BALANCED
Management fees(d)                                      0.51%        0.51%        0.51%        0.51%
Distribution (12b-1) fees                               0.25%        1.00%        1.00%        0.00%
Other expenses(e)                                       0.28%        0.31%        0.31%        0.37%
Total                                                   1.04%        1.82%        1.82%        0.88%

NOTES TO ANNUAL FUND OPERATING EXPENSES.

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds.
(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.
(c) The management fee ratio reflects the actual fee ratio as of fiscal year end Oct. 31, 2004. It includes the impact of a performance incentive adjustment fee that decreased the management fee by .07% for the most recent fiscal year. The index against which Global Balanced's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Flexible Funds Index. Should this merger not be approved, there is a separate proposal to modify the management fee schedule. Under the proposed fee schedule, the projected management fee ratio based on Oct. 31, 2004 average net assets is unchanged.
(d) The management fee ratio shown reflects what the ratio would be under the proposed management fee schedule based on average net assets as of Sept. 30, 2004. It includes the impact of a performance incentive adjustment fee that decreased the management fee by .01% for the most recent fiscal year. The index against which Balanced's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index.
(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee. The other expense ratios shown in this chart have been adjusted to reflect the new administrative fee that went into effect Oct. 2005.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

EXAMPLE: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                        1 YEAR     3 YEARS      5 YEARS     10 YEARS
GLOBAL BALANCED
Class A(a)                                  $720      $1,025       $1,352       $2,278
Class B                                     $730(b)   $1,110(b)    $1,416(b)    $2,418(c)
Class C                                     $329(b)   $  707       $1,211       $2,600
Class Y                                     $136      $  425       $  735       $1,618

BALANCED
Class A(a)                                  $674      $  884       $1,112       $1,766
Class B                                     $683(b)   $  967(b)    $1,176(b)    $1,918(c)
Class C                                     $283(b)   $  567       $  976       $2,121
Class Y                                     $ 89      $  278       $  483       $1,077

BALANCED - PRO FORMA WITH GLOBAL BALANCED
Class A(a)                                  $675      $  887       $1,117       $1,777
Class B                                     $685(b)   $  973(b)    $1,186(b)    $1,937(c)
Class C                                     $285(b)   $  573       $  986       $2,142
Class Y                                     $ 90      $  281       $  488       $1,089

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable contingent deferred sales charge.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

You would pay the following expenses if you did not redeem your shares.

FUND                                        1 YEAR    3 YEARS   5 YEARS  10 YEARS
GLOBAL BALANCED
Class A(a)                                   $720     $1,025    $1,352   $2,278
Class B                                      $230     $  710    $1,216   $2,418(b)
Class C                                      $229     $  707    $1,211   $2,600
Class Y                                      $136     $  425    $  735   $1,618

BALANCED
Class A(a)                                   $674     $  884    $1,112   $1,766
Class B                                      $183     $  567    $  976   $1,918(b)
Class C                                      $183     $  567    $  976   $2,121
Class Y                                      $ 89     $  278    $  483   $1,077

BALANCED - PRO FORMA WITH GLOBAL BALANCED
Class A(a)                                   $675     $  887    $1,117   $1,777
Class B                                      $185     $  573    $  986   $1,937(b)
Class C                                      $185     $  573    $  986   $2,142
Class Y                                      $ 90     $  281    $  488   $1,089

(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

THE REORGANIZATION

TERMS OF THE REORGANIZATION

The Board has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for Reorganization on the following terms:

- The Reorganization is scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Selling Fund and the Buying Fund.

- The Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume the Selling Fund's stated liabilities.

- The Buying Fund will issue Class A, B, C and Y shares to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. These shares will immediately be distributed by the Selling Fund to its shareholders in proportion to their holdings in the Selling Fund. As a result, shareholders of the Selling Fund will become Class A, B, C or Y shareholders of the Buying Fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

- The net asset value of the Selling Fund and the Buying Fund will be computed as of 3:00 p.m. Central time, on the closing date.

-  After the Reorganization, the Selling Fund will be terminated.

CONDITIONS TO CLOSING THE REORGANIZATION

The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective.

-  The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel that the proposed Reorganization will result in no gain or loss being recognized by any shareholder.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Selling Fund or the Buying Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Selling Fund or the Buying Fund or Board members, officers or shareholders of the Selling Corporation or of the Buying Corporation.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TAX STATUS OF THE REORGANIZATION

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, although not entirely free from doubt, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"):

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, B, C and Y shares of the Buying Fund and the assumption of the Selling Fund's liabilities, followed by the distribution of those Class A, B, C and Y shares to the Selling Fund's shareholders and the termination of the Selling Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, B, C and Y shares of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, B, C or Y shares of the Selling Fund solely for Buying Fund Class A, B, C or Y shares as part of the Reorganization.

- Under Section 358 of the Code, the aggregate basis of the Class A, B, C or Y shares of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate basis of the Class A, B, C or Y shares of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the Class A, B, C or Y shares of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, B, C or Y shares of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of Buying Fund's Class A, B, C and Y shares to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- Under Section 381 of the Code, the Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

Tax counsel will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

Prior to the closing of the Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

A fund's ability to carry forward capital losses and use them to offset future gains may be limited. First, one fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another fund that are "built in" at the time of the reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Second, a portion of a fund's pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after a reorganization and thus will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such reorganization. Therefore, in certain circumstances, former shareholders of a fund may pay taxes sooner, or pay more taxes, than they would have had a reorganization not occurred.

The Buying Fund's ability to carry forward the pre-acquisition losses of the Selling Fund and use them to offset future gains will technically be limited as a result of the Reorganization due to the effect of loss limitation rules under applicable tax law. The effect of this limitation will depend on the losses and gains in each fund at the time of the Reorganization. For example, based on data as of Aug. 31, 2005, the Selling Fund and the Buying Fund had pre-Reorganization "net losses" (i.e., capital loss carryforwards as of its last fiscal year end as adjusted by year-to-date realized gains or losses and all net unrealized gains) equal to approximately 16% and approximately 58% of each

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

Fund's net assets, respectively. If the Reorganization had occurred on Aug. 31, 2005, the combined fund would have had net losses equal to approximately 54% of its net assets (due to the Buying Fund's relatively larger losses).

In addition, for five years after the closing date, the combined Fund will not be allowed to offset any gains "built in" to either Fund at the time of the Reorganization against capital losses (including capital loss carryforwards) built in to the other Fund.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

This description of the federal income tax consequences of the Reorganization does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS

The Selling Fund is nearly 10 years old and has assets of just over $100 million. Cash flows are currently negative and it appears likely that significant 401(k) assets in Class Y shares may be redeemed in the next year or two. The Board believes that the proposed Reorganization will be advantageous to Selling Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that, following the Reorganization, shareholders of the Selling Fund will be invested in a Fund holding a similar investment securities portfolio, with similar investment objectives, policies, and restrictions.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Following the Reorganization, the expense ratio for the combined Fund, adjusted to reflect current fees, is expected to be lower than the expense ratio of the Selling Fund. Thus, Selling Fund shareholders are expected to experience lower per share fixed costs by holding shares of the Buying Fund than they would if they continued to hold shares in the Selling Fund. In

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT addition, the Selling Fund is relatively small and has been losing assets. The Board considered that higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise as fixed expenses become a larger percentage of net assets.

- ECONOMIES OF SCALE. The Board considered the advantage of combining Funds that share similar investment objectives, styles and holdings. The Board believes that by combining the Funds, the shareholders continue to have available to them a Fund with a similar investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Expenses such as audit expenses and accounting expenses that are charged on a per fund basis will be reduced.

- COSTS. The Board considered the fact that the investment manager has agreed to bear all solicitation expenses in order to achieve shareholder approval of the Reorganization and to bear any other costs of effecting the Reorganization.

- DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current shareholders.

- PERFORMANCE. The Board considered the relative performance records of the Funds.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board also considered the potential benefits from the Reorganization that could be realized by the investment manager and its affiliates. The Board recognized that the potential benefits to the investment manager consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted, however, that shareholders of the Selling Fund will benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganization.

BOARDS' DETERMINATIONS

After considering the factors described above and other relevant information, at a meeting held on Sept. 7-8, 2005, the Selling Fund Board members, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Selling Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

The Board of Directors of the Buying Fund approved the Agreement at a meeting held on Sept. 7-8, 2005. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Buying Fund and that the interests of existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.

RECOMMENDATION AND VOTE REQUIRED

The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved, the Board will consider what further action should be taken.

If shareholders approve the merger, it will take place shortly after the shareholder meeting. In the interim, however, it will be important for the Fund to have a properly elected Board and an IMS Agreement that has been approved by shareholders.

PROPOSAL 2. ELECT BOARD MEMBERS

NOMINEES FOR THE BOARD. Nominees are listed in the following table. Each person is a nominee for each of the 90 RiverSource Funds. Each nominee was elected a member of the Board at the last regular shareholders' meeting except for Ms. Flynn, Ms. Paglia, Mr. Laikind, Ms. Blatz and Ms. Pryor. These nominees were recommended for the position of Board member by the independent Board members. Ms. Flynn and Ms. Paglia began serving the fund in 2004. Mr. Laikind and Ms. Blatz began serving the fund in 2005.

Each Board member will serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attend as members of the Board, whichever occurs first.

All nominees have agreed to serve. If an unforeseen event prevents a nominee from serving, your votes will be cast for the election of a substitute selected by the Board. Information on each nominee follows. Election requires a vote by a majority of the fund's shares voted at the meeting.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TABLE A-3. INDEPENDENT NOMINEES

NAME,                      POSITION HELD WITH
ADDRESS,                   FUND AND LENGTH     PRINCIPAL OCCUPATION
AGE                        OF SERVICE          DURING PAST FIVE YEARS       OTHER DIRECTORSHIPS       COMMITTEE MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 51

Arne H. Carlson            Board member        Chair, Board Services                                  Contracts, Executive,
901 S. Marquette Ave.      since 1999          Corporation (provides                                  Investment Review, Board
Minneapolis, MN 55402                          administrative services to                             Effectiveness
Age 71                                         boards). Former Governor
                                               of Minnesota.

Patricia M. Flynn          Board member        Trustee Professor of                                   Investment Review, Joint Audit
901 S. Marquette Ave.      since 2004          Economics and Management,
Minneapolis, MN 55402                          Bentley College; former
Age 54                                         Dean, McCallum Graduate
                                               School of Business, Bentley
                                               College

Anne P. Jones              Board member        Attorney and consultant                                Joint Audit, Board
901 S. Marquette Ave.      since 1985                                                                 Effectiveness, Executive,
Minneapolis, MN 55402                                                                                 Investment Review
Age 70

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

NAME,                      POSITION HELD WITH
ADDRESS,                   FUND AND LENGTH OF  PRINCIPAL OCCUPATION
AGE                        SERVICE             DURING PAST FIVE YEARS       OTHER DIRECTORSHIPS       COMMITTEE MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind            Board member        Former Managing Director,    American Progressive
901 S. Marquette Ave.      since 2005          Shikiar Asset Management     Insurance
Minneapolis, MN 55402
Age 70

Stephen R. Lewis, Jr.      Board member        President Emeritus and       Valmont Industries, Inc.  Contracts, Investment Review,
901 S. Marquette Ave.      since 2002          professor of economics,      (manufactures irrigation  Executive, Board Effectiveness
Minneapolis, MN 55402                          Carleton College             systems)
Age 66

Catherine James Paglia     Board member        Director, Enterprise Asset   Strategic Distribution,   Contracts, Investment Review
901 S. Marquette Ave.      since 2004          Management, Inc.             Inc. (transportation,
Minneapolis, MN 55402                          (private real estate and     distribution and
Age 53                                         asset management company)    logistics consultants)

Vikki L. Pryor
901 S. Marquette Ave.
Minneapolis, MN 55402
Age ___

Alan K. Simpson            Board member        Former three-term United                               Investment Review, Board
1201 Sunshine Ave.         since 1997          States Senator for Wyoming                             Effectiveness
Cody, Wyoming 82414
Age 74

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

NAME,                      POSITION HELD WITH
ADDRESS,                   FUND AND LENGTH OF  PRINCIPAL OCCUPATION
AGE                        SERVICE             DURING PAST FIVE YEARS       OTHER DIRECTORSHIPS       COMMITTEE MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member        Chief Executive Officer,     Hybridon, Inc.            Investment Review, Contracts
901 S. Marquette Ave.      since 2002          RiboNovix, Inc. since 2003   (biotechnology)
Minneapolis, MN 55402                          (biotechnology); President,
Age 61                                         Forester Biotech

TABLE A-4. NOMINEES AFFILIATED WITH RIVERSOURCE INVESTMENTS

NAME,                      POSITION HELD WITH
ADDRESS,                   FUND AND LENGTH OF  PRINCIPAL OCCUPATION
AGE                        SERVICE             DURING PAST FIVE YEARS       OTHER DIRECTORSHIPS       COMMITTEE MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
William F. Truscott*       Board member        President, U.S. Asset
53600 AXP Financial        since 2001,         Management - Chief
Center                     Vice President      Investment Officer of
Minneapolis, MN 55474      since 2002          Ameriprise Financial, Inc.
Age 44                                         and President, Chairman of
                                               the Board and Chief
                                               Investment Officer of
                                               RiverSource Investments
                                               since 2001. Former chief
                                               investment officer and
                                               managing director, Zurich
                                               Scudder Investments.

* Interested person by reason of being an officer, director, securityholder and/or employee of RiverSource Investments.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

BOARD COMMITTEES. The Board has several committees that facilitate the work of the Board. The Executive Committee has authority to act for the full Board between meetings. The Contracts Committee receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The Investment Review Committee considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

The Board Effectiveness Committee's charter, Exhibit E, requires it to make recommendations regarding nominees based on criteria approved by the Board. All members of the Committee are independent. Nominee recommendations are based on a matrix of skill sets, experience, and geographical location and each nominee must have a background that demonstrates the ability to furthering the interest of all shareholders. The Committee will consider recommendations from shareholders who write to the Boards and provide detailed information about a candidate. All candidates are processed in the same fashion; first by evaluating a candidate's detailed information against the criteria; then interviewing those candidates who best fill vacancies identified by the matrix.

You may write the Board by addressing a letter to Arne H. Carlson, the independent Chairman of the Board or any other independent member of the Board, at Board Services Corporation, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. However, do not address letters to this address if you are requesting some action regarding your investments. In order to avoid any delay in processing a request regarding an investment, please address these requests to 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

The Joint Audit Committee, made up entirely of independent Board members, operates under a written charter, Exhibit F. The Joint Audit Committee meets with the independent auditors, internal auditors and corporate officers to review and discuss audited financial statements, reports, issues, and compliance matters. This Committee reports significant issues to the Board and makes recommendations to the independent Board members regarding the selection of the independent public accountant. More information regarding this Committee and the fund's independent auditor is found in Section C.

During the twelve-month period ended Sept. 30, 2005, the Board met 8 times, Executive 2 times, Contracts 7 times, Investment Review 5 times, Board Effectiveness 6 times and Joint Audit 4 times. All board members had 100% attendance except for Mr. Simpson who had 82% attendance due to serious illness in January 2005.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

SHAREHOLDER COMMUNICATIONS WITH THE BOARD. Shareholders may communicate directly with the Board by sending correspondence to Arne H. Carlson, Chair of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. Correspondence to specific individual Board members also may be directed to the same address. Account-specific correspondence should be directed to RiverSource Funds, 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

BOARD MEMBER COMPENSATION. The following table shows the total compensation received by each Board member from all of the RiverSource Funds. The funds do not pay retirement benefits to Board members. Under a Deferred Compensation Plan, independent Board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of one or more designated RiverSource funds.

TABLE A-5. BOARD MEMBER COMPENSATION(a)

                    AGGREGATE COMPENSATION FROM        COMPENSATION FROM
                   ALL RIVERSOURCE FUNDS FOR THE    THE SELLING FUND DURING
NOMINEE              YEAR ENDED SEPT. 30, 2005       THE LAST FISCAL YEAR
Flynn                       $143,675(c)                     $    0
Jones                        185,892                         1,204
Lewis                        204,700(d)                      1,354(b)
Paglia                       157,708                             0
Simpson                      138,842                         1,050
Taunton-Rigby                166,842                         1,150

(a) Board members affiliated with RiverSource Investments or Board Services Corporation, a company providing administrative services to the funds, are not paid by the funds. Mr. Carlson's total compensation was $373,750. Board member compensation is a combination of a base fee and meeting fees. Because the spin-off of Ameriprise Financial from American Express Company necessitated 5 additional meetings, Ameriprise Financial reimbursed the funds $23,500 for each member to cover those additional meetings. Mr. Laikind, Ms. Blatz, and Ms. Pryor were not Board members prior to Sept. 30, 2005 and therefore are not included in the table.
(b) Includes the portion of compensation deferred in the amount of $532 from the Fund.
(c) Includes the portion of compensation deferred in the amount of $60,371 from the Funds.
(d) Includes the portion of compensation deferred in the amount of $54,839 from the Funds.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

The following table shows the dollar range of shares of all the funds owned by the Board members and the dollar range of shares owned in the Selling Fund.

TABLE A-6. BOARD MEMBER HOLDINGS*

Dollar range of equity securities beneficially owned as of Aug. 31, 2005

                 AGGREGATE DOLLAR RANGE OF EQUITY        DOLLAR RANGE OF
                SECURITIES OF ALL RIVERSOURCE FUNDS   EQUITY SECURITIES IN
NOMINEE              OVERSEEN BY BOARD MEMBER           THE SELLING FUND
Carlson                    over $100,000                       None
Flynn                    $10,001 - $50,000                     None
Jones                      over $100,000                       None
Lewis                      over $100,000                       None
Paglia                  $50,001 - $100,000                     None
Simpson                 $50,001 - $100,000                     None
Taunton-Rigby              over $100,000                       None
Truscott                   over $100,000                       None

* Mr. Laikind, Ms. Blatz and Ms. Pryor were not Board members prior to Sept. 30, 2005 and therefore are not included in the table.
** The percentage of shares beneficially owned by all Board members and officers as a group does not exceed 1% of any class of shares of any fund.

FUND OFFICERS. In addition to Mr. Truscott, the fund's other executive officers are:

LESLIE L. OGG, age 67. Vice president, general counsel and secretary since 1978. President of Board Services Corporation.

JEFFREY P. FOX, age 50. Treasurer since 2002. Vice President - Investment Accounting of Ameriprise Financial.

PAULA R. MEYER, age 51. President since 2002. Senior Vice President and General Manager - Mutual Funds, RiverSource Investments.

Officers serve at the pleasure of the Board. Officers are paid by Ameriprise Financial, Inc., RiverSource Investments or Board Services Corporation. During the last fiscal year, no officer earned more than $60,000 from any fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

PROPOSAL 3. APPROVE OR REJECT AN AMENDMENT TO THE ARTICLES OF INCORPORATION

The Fund is a Minnesota corporation and operates under an organizational document called the articles of incorporation. The articles of incorporation set forth various provisions relating to the authority of the fund to conduct business and the governance of the fund.

The Board has approved, and recommends that shareholders approve, a proposal to amend the fund's articles of incorporation (the "Articles"). The fund's investments and investment policies will not change by virtue of the adoption of the amendment to the Articles.

A. MINIMUM ACCOUNT VALUE.

Generally, shareholders must invest at least $2,000 to open a fund account.
Section 7 of the Articles currently provides that the fund may redeem shares if an account falls below a value of $1,000. Small accounts can be costly to maintain and this provision allows the Board to close accounts that no longer meet the fund's minimum standards. However, the current provision does not allow the Board to redeem accounts if the value is higher than $1,000. In the future, there may be circumstances in which a minimum account value higher than $1,000 is in the best interest of the fund and its shareholders. As a consequence, the Board recommends that the Articles be amended to eliminate the reference to a specific dollar amount. As proposed, the amended Articles will permit the Board to establish a minimum account value that will be disclosed in the fund prospectus. The Board will be able to change the minimum account value without further action by shareholders.

If the change is approved, the Articles will be amended as follows ([Underline]additions are underlined[/Underline], [Strikethrough]deletions are lined through[/Strikethrough]):

Article III, Section 7 will be amended to read:

Section 7. The Fund may redeem the shares of a shareholder if the amount invested is less than [Strikethrough]$1,000[/Strikethrough] [Underline]an amount determined by the Board of Directors and set forth in the current Fund prospectus.[/Underline]

B. NAME CHANGE.

Historically the name of the Fund has reflected the name of the investment manager. Since 1999, the name of the fund has included the letters AXP, which is an abbreviated form of the name American Express. In August 2005, American Express Financial Corporation ("AEFC"), the fund's investment manager changed its name to Ameriprise Financial, Inc. ("Ameriprise Financial") in anticipation of its spin off from American Express Company, its parent company. On Oct. 1, 2005, Ameriprise Financial transferred responsibility for the fund's investment advisory services to its wholly-owned

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT subsidiary, RiverSource Investments. The Board made a corresponding change to the name of the fund by substituting the name RiverSource for AXP. The name of the corporate entity can be changed only with approval of the shareholders of all the underlying funds that make up the corporation. The Board recommends that the name of the corporate entity also be changed to include the name RiverSource instead of AXP. The changes are shown in the table below.

This is the first shareholder meeting since the spin off of the investment manager and the first opportunity for shareholders to consider a name change for the corporation.

TABLE A-7. PROPOSED NAME OF CORPORATION

CURRENT NAME OF CORPORATION                    PROPOSED NAME OF CORPORATION
AXP Global Series, Inc.                        RiverSource Global Series, Inc

BOARD RECOMMENDATION AND VOTE REQUIRED. The Board recommends that you vote to approve the amendments to the Articles. The changes require the approval by a majority of the shares voted at the meeting. The changes will be effective when the amendments are filed with the Secretary of State's office. This filing is expected to occur shortly after the shareholder meeting.

PROPOSAL 4. APPROVE OR REJECT AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

The fund pays fees to RiverSource Investments under an Investment Management Services Agreement (the "IMS Agreement") for investment management services. The services include providing the personnel, equipment and office facilities necessary for the management of the fund's assets. Subject to the direction of the Board and consistent with the fund's investment policies, the investment manager decides what securities to buy, hold or sell. The investment manager also executes buy and sell orders and provides research and statistical data to support investment management activities. RiverSource Investments has hired and pays a subadviser to perform the day-to-day management functions for a portion of the Fund.

INVESTMENT MANAGER. On Sept. 30, 2005, Ameriprise Financial became a publicly traded company and on Oct. 1, 2005 transferred the investment management functions to RiverSource Investments, a wholly-owned subsidiary. While this change did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to vote on the arrangement.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TERMS OF THE CURRENT IMS AGREEMENT. The fee the fund pays to RiverSource Investments for its services under the current IMS Agreement is based on the net assets of the fund and decreases as the size of the fund increases. The complete fee schedule for the fund and other funds managed by RiverSource Investments is found in Section C. The fund also pays its taxes, brokerage commission and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; consultant fees; Board compensation; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and other expenses properly payable by the fund, approved by the Board. Section C includes information on the date of the current IMS Agreement, the date it was last approved by shareholders and the reason why it was submitted to shareholders at that time.

PERFORMANCE INCENTIVE ADJUSTMENT ("PIA") CALCULATION. The management fee includes a PIA as part of the fee. The adjustment is based on the performance of the fund compared to the performance of a group of similar funds, as measured by a Lipper Index. The proposed modification clarifies the circumstances where the Board may change the index for purposes of this calculation. The provision in the current IMS Agreement will be modified to read as follows ([Underline]additions are underlined[/Underline], [Strikethrough]deletions are lined through[/Strikethrough]):

     If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable [Underline]or, in the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the Fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.[/Underline] [Strikethrough]no adjustment will be made until such time as the Board approves a substitute index.[/Strikethrough]

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

BASIS FOR RECOMMENDATION OF THE BOARD

Following announcement of the spin-off of Ameriprise Financial from American Express Company, the Board and Ameriprise Financial agreed to review and revise, where appropriate, the terms of all contracts, including the IMS Agreement, pursuant to which Ameriprise Financial or its affiliates provides services to the funds. Each year, the Board determines whether to continue the IMS Agreement for each fund and, in doing so, evaluates the quality and level of service received under the IMS Agreement and the costs associated with those services. Accordingly, in March and April of each year, Ameriprise (formerly American Express Financial Corporation) prepares detailed reports for the Board, which include data prepared by independent organizations, to assist the Board in making this determination. The Board accords considerable weight to the deliberations and conclusions of its committees in determining whether to continue the IMS Agreement.

After thorough review of the reports and data provided at a meeting held in person on April 14, 2005, the Board, including a majority of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement for each fund were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement for only an interim period ending on the earlier of (i) the effective date of the spin-off; or (ii) the approval of a new investment management services agreement with Ameriprise Financial by the shareholders of each fund, but in no event for a period longer than one year. While it was expected that the spin-off would not result in an "assignment" of an IMS Agreement under the Investment Company Act of 1940 and, therefore, would not cause the termination of the IMS Agreement according to its terms, Schulte Roth & Zabel LLP, was retained as independent counsel to the Board, advised the Board that the legal question of whether the spin-off would result in an assignment turns on a highly fact-sensitive analysis. Therefore, the Board determined, as a matter of prudence, to proceed as if each IMS Agreement would terminate as a result of the spin-off. Accordingly, the Board determined to renew each IMS Agreement for the interim period only and to consider a new IMS Agreement for each fund prior to the spin-off.

For the six months following the April 2005 meeting, the Board and its committees have been evaluating whether to approve a proposed IMS Agreement for each fund with post-spin Ameriprise Financial. Schulte Roth & Zabel LLP, has assisted the Board in fulfilling its statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the proposed IMS Agreements. As a key step in this process, independent counsel sent, on behalf of the independent members of the Board, a

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT detailed and expansive request for information to American Express Company and Ameriprise Financial, seeking specified information thought to be relevant to the Board's consideration of the proposed contracts with post-spin Ameriprise Financial. The Board and its committees were provided with a wealth of written and oral information intended to assist them in considering the proposed contracts, including the proposed IMS Agreements. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an independent entity, would be capable of continuing to provide a high quality of services to the funds, the Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC ("CSFB"). At the Board's requests, CSFB provided various written materials and oral presentations analyzing the capital adequacy of Ameriprise Financial. The costs of independent counsel and CSFB and of additional meetings of the Board were borne by Ameriprise Financial as part of the commitment of American Express Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.

During the course of the six-month period following the April 2005 meeting, the Board and its committees met at five in-person meetings to consider the information provided by American Express Company, Ameriprise Financial, independent counsel and CSFB. At an in-person meeting held on Sept. 8, 2005, based on all of the information provided as well as the deliberations occurring at that meeting and the previous meetings held since the announcement of the spin-off, the Board, including all of its independent members, approved the new contracts, including each proposed IMS Agreement.

ON OCT. 1, 2005, PURSUANT TO AN AGREEMENT BETWEEN THE FUND AND AMERIPRISE FINANCIAL, THE IMS AGREEMENT WAS TRANSFERRED TO RIVERSOURCE INVESTMENTS, LLC, A WHOLLY-OWNED SUBSIDIARY OF AMERIPRISE FINANCIAL.

FOR THESE REASONS, THE BOARD, INCLUDING ALL OF ITS INDEPENDENT MEMBERS, RECOMMENDS THAT YOU APPROVE THE PROPOSED IMS AGREEMENT FOR YOUR FUND(S).

THE BOARD'S SPECIFIC CONSIDERATIONS RELATING TO THE PROPOSED IMS AGREEMENTS

In carrying out its legal responsibilities associated with the consideration of the proposed IMS Agreements, the Board evaluated the following four factors: (i) the nature, extent and quality of services to be provided by RiverSource Investments; (ii) the investment performance of the fund; (iii) the costs of the services to be provided and the profits to be realized by Ameriprise Financial; and (iv) the extent to which economies of scale would be realized as the fund grows and whether the fee level reflects these economies of scale for the benefit of fund investors.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY POST-SPIN AMERIPRISE FINANCIAL (AND ITS SUBSIDIARIES)

The Board recognized that only a few months had passed since its April 2005 determination to renew the IMS Agreement for each fund and that in April 2005, it had concluded that the nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the funds. However, the Board also recognized that this assessment must be supplemented with an evaluation of whether the spin-off or other factors would result in any changes to the advisory services currently provided to the funds. In this regard, the Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by RiverSource
Investments: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and (iv) its ability to successfully rebrand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and independent counsel, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express) should enable RiverSource Investments to continue to provide a high quality and level of advisory services to the funds. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial to continue to meet its legal and compliance responsibilities, build its distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow its business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the foregoing representations. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the funds as a result of the announcement of the spin-off.

The Board concluded that, based on all of the materials and information provided (and with the assistance of independent counsel), post-spin Ameriprise Financial would be in a position to continue to provide a high quality and level of investment management services to the funds.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

INVESTMENT PERFORMANCE

The Board next focused on investment performance. The Board reviewed reports documenting the fund's performance over one-, three- and/or five-year periods, as well as the entire period during which its current portfolio manager has managed the fund, and compared to relevant Lipper and market indices. The Board took into account its determination in April 2005 that investment performance either met expectations or, if not, that appropriate action (such as changes to portfolio management) had been (or was being) pursued in order to help the fund achieve its longer-term performance objective.

The Board also considered that it has received monthly performance reports for the funds. The Board and its committees concluded in September 2005 that there have been no significant deviations from April's overall performance data.

COST OF SERVICES PROVIDED

The Board evaluated comparative fees and the costs of services to be provided under the current and proposed IMS Agreements, including fees charged by RiverSource Investments to its institutional clients and paid to sub-advisers. The Board studied RiverSource Investments' effort (i.e., its "pricing philosophy") to set substantially all funds' total expense ratios at or below the median expense ratio of a group of comparable mutual funds compiled by Lipper, Inc. The Board observed that the proposed advisory fee changes are designed to work in tandem with proposed changes to the administrative services fees. It also noted that RiverSource Investments agreed to voluntarily imposed expense caps or waivers to achieve this pricing objective whenever the expense ratio exceeded the median expense ratio by more than three basis points unless the higher ratio was due to the impact of the performance fee adjustment or was due to the added costs associated with having subadvisers manage a fund. The Board considered that, with respect to all funds, other than [Mid Cap Growth, Small Cap Advantage, Strategic Allocation, Variable Portfolio Diversified Equity Income and Variable Portfolio Mid Cap Growth], advisory fees under the proposed IMS Agreements would stay the same or decrease (as indicated in Table B-5, below) and that, with respect to [Diversified Equity Income, Mid Cap Growth, Small Cap Advantage, VP Diversified Equity Income and VP Mid Cap Growth], would increase under each applicable proposed IMS Agreement. The Board accorded significant weight to the fact that the proposed changes in fee schedules were intended primarily to achieve a rational pricing model applied consistently across the various product lines in the fund family, while assuring that overall fees for each fund are in line with the "pricing philosophy." With respect to the equity and balanced funds, the Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board took into account its past determinations regarding the appropriateness of

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

(i) the use of the relevant index for each fund for the comparison of performance; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the funds' assets and computing investment performance; and
(iv) the length of the period over which performance is computed. Furthermore, the Board considered that with respect to the relevant sub-advised funds, there was limited opportunity for these funds to achieve large scale growth and thus provide RiverSource Investments with potential economies of scale.

The Board next considered the expected profitability to RiverSource Investments and its affiliates derived from its relationship with the fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of RiverSource Investments would allow it to operate effectively and, at the same time, reinvest in its businesses. The Board also considered that the proposed changes in advisory fees and the mergers of certain funds would result in revenue gains, while taking into account that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly rebranding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the funds and from other business relationships that result from managing the funds. The Board also considered the fees charged by Ameriprise Financial to its institutional clients and paid to sub-advisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

ECONOMIES OF SCALE

The Board also considered the "breakpoints" in fees that would be triggered as fund net asset levels grew and the extent to which shareholders would benefit from such growth. The Board observed that the revised fee schedules under the proposed IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed IMS Agreement provides adequate opportunity for shareholders to realize benefits as fund assets grew.

OTHER CONSIDERATIONS

In addition, the Board accorded weight to the fact that, under the proposed IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreements. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice,

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. Furthermore, the Board recognized that it was not limited to considering management's proposed contracts. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments (or its subsidiaries). The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, RiverSource Investments continues to be basically the same organization (from a functional and managerial standpoint) as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the funds with an expectation that the current investment advisory organization would be servicing the funds.

As a result of all of the foregoing, the Board determined that the fees to be paid under each proposed IMS Agreement were fair and reasonable in light of services proposed to be provided.

BOARD RECOMMENDATION AND VOTE REQUIRED. For the foregoing reasons, the Board recommends that shareholders of each fund approve the applicable proposed IMS Agreement. The proposed IMS Agreement must be approved by the lesser of (a) a majority of the fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If shareholders approve the proposed IMS Agreement, it will take effect shortly after the shareholder meeting. If the proposed IMS Agreement is not approved, the Board will consider appropriate steps to take.

PROPOSAL 5. APPROVE OR REJECT THE SUBADVISORY AGREEMENT WITH THREADNEEDLE INTERNATIONAL LIMITED

Threadneedle, a direct wholly-owned subsidiary of Ameriprise Financial, acts as subadviser for the Fund under a subadvisory agreement between Threadneedle and RiverSource Investments (the "Threadneedle Agreement"). In connection with the change in investment manager described in Proposal 4, independent counsel advised the Board that it would be prudent to seek shareholder approval of the Threadneedle Agreement as well. The change does not affect the terms and conditions of the Threadneedle Agreement. The subadvisory fee is paid to Threadneedle by RiverSource Investments, not by the Fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TERMS OF THE CURRENT THREADNEEDLE AGREEMENT. The fee paid by RiverSource Investments to Threadneedle for managing the equity portion of Fund assets in the last fiscal year was $96,408. The fee is subject to a performance incentive adjustment based on the performance of one Class A share of the fund compared to the performance of a Lipper index of comparable funds. The amount of the adjustment to Threadneedle's fee, whether positive or negative, is equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the IMS Agreement. The subadvisory fee schedule for the Funds subadvised by Threadneedle is shown in the following table.

                               ASSETS UNDER MANAGEMENT*
                                                 NEXT          NEXT
FUND                         $1-150 MILLION  $500 MILLION  $500 MILLION  THEREAFTER
Emerging Markets                  0.45%         0.40%         0.35%         0.30%
European Equity                   0.35%         0.30%         0.25%         0.20%
Global Balanced                   0.30%                                     0.20%
Global Equity                     0.35%         0.30%         0.25%         0.20%
International Opportunity         0.35%         0.30%         0.25%         0.20%
VP Emerging Markets               0.45%         0.40%         0.35%         0.30%
VP International
Opportunity                       0.35%         0.30%         0.25%         0.20%

* The rates shown apply to the corresponding portion of the respective portfolio. For example, if the average daily net assets for Emerging Markets for a given month are $650 million, then the applicable rates shall be 0.45% on $150 million and 0.40% on the remaining $500 million.

PROPOSED THREADNEEDLE AGREEMENT COMPARED TO THE CURRENT AGREEMENT. The terms of the proposed Threadneedle Agreement are the same as the current Threadneedle Agreement.

CHIEF EXECUTIVE OFFICER AND BOARD OF DIRECTORS OF THREADNEEDLE. Simon H. Davies is Director and Chief Executive Officer of Threadneedle. In addition to Mr. Davies, the following individuals are also directors of Threadneedle: Thomas W. Challenor, Strategy and Risk Officer; Timothy N. Gillbanks, Chief Finance Officer; Crispin J. Henderson, Chief Operating Officer; William D. Lowndes, Director-Legal Compliance and Audit, Chief Compliance Officer and Company Secretary; and David F. Sachon, Managing Director of Distribution. All directors are also employees of Threadneedle Management Services Limited and may be reached at the offices of Threadneedle International Limited, 60 St. Mary Axe, London, UK EC3A 8JQ. Threadneedle is a wholly-owned subsidiary of Threadneedle Asset Management Holdings Limited, 60 St. Mary Axe, London, UK EC3A 8JQ, which in turn is a direct wholly-owned subsidiary of Ameriprise Financial, Inc. 200 Ameriprise Financial Center, Minneapolis, MN 55474.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

BOARD CONSIDERATIONS AND CONCLUSIONS.

The Board approved the continuation of the Threadneedle Agreement based on the ability of Threadneedle to manage assets invested in foreign markets, and the fact that the fees paid by RiverSource Investments to Threadneedle do not affect the costs borne by shareholders of the Fund.

RECOMMENDATION AND VOTE REQUIRED. The Board recommends that shareholders approve the Threadneedle Agreement. The change must be approved by the lesser of (a) a majority of the Fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If the Threadneedle Agreement is not approved, the Board will consider what steps to take.

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

VOTING. You are entitled to vote based on your total dollar interest in the Fund. Each dollar is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone or internet. Signed proxy cards returned without instructions will be voted in favor of all proposals.

The corporation of which the Fund is part issues several series of common stock. Each series is a separate fund. On the election of directors and the amendment of the Articles of Incorporation, you vote together with the owners of shares of all the other funds that are part of the corporation. On the Reorganization and the IMS Agreement you vote together with the owners of the other shares in your fund.

In voting for Board members, you may vote all of your shares cumulatively. This means that you have the right to give each nominee an equal number of votes or divide the votes among the nominees as you wish. You have as many votes as the number of dollars you own on the record date, multiplied by the number of Board members to be elected. If you elect to withhold authority for any individual nominee or nominees, you may do so by marking the box labeled "For All Except," and by striking the name of any excepted nominee, as is further explained on the card itself. If you do withhold authority, the proxies will not vote shares equivalent to the proportionate number applicable to the names for which authority is withheld.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposals. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

If your shares are held in an IRA account with Ameriprise Trust Company as custodian, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other fund shareholders have voted.

REVOKING YOUR PROXY. If you change your mind after you vote and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote but cannot attend the meeting, you may change your vote or revoke it by mail, telephone or internet.

SIMULTANEOUS MEETINGS. The meeting will be held simultaneously with meetings of other RiverSource mutual funds. Each proposal will be voted on separately by shareholders of a corporation or by shareholders of a fund or by a class of shares of the fund where appropriate. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The investment manager will pay the expenses of the solicitation. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. The Funds are not required to hold regular meetings of shareholders each year. However, meetings of shareholders are held from time to time and proposals of shareholders that are intended to be presented at future shareholder meetings must be submitted in writing to the Funds in reasonable time prior to the solicitation of proxies for the meeting.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Selling Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit C.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

ADJOURNMENT. In the event that not enough votes in favor of the proposals are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against the proposals. The investment manager will pay the costs of any additional solicitation and of any adjourned meeting. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient votes have been received.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION

This section contains the following information about your fund, its investment manager and the independent auditors:

TABLE     CONTENT
          (all information is shown for the last fiscal year unless noted otherwise)
C-1       Actual and pro forma capitalization of the Selling Fund and the Buying
          Fund
C-2       Actual and pro forma ownership of fund shares
C-3 Currrent management fee schedule for the fund and other RiverSource funds with similar investment objectives
C-4       Fund payments made to the investment manager and its affiliates
C-5       Brokerage commissions paid to a broker-dealer affiliate
C-6       Shareholder approval of current management agreement
C-7A      Audit fees during the Fund's last two fiscal years
C-7B Audit-related, tax and other fees during the Fund's last two fiscal years

THE FUND'S INVESTMENT MANAGER AND DISTRIBUTOR. RiverSource Investments is the investment manager for the fund. Ameriprise Financial Services, Inc., a wholly-owned subsidiary of Ameriprise Financial, is the distributor for the fund. The address for RiverSource Investments and Ameriprise Financial Services, Inc. is 200 Ameriprise Financial Center, Minneapolis, MN 55474.

PRESIDENT AND BOARD OF DIRECTORS OF RIVERSOURCE INVESTMENTS. William F. Truscott is President of RiverSource Investments. The following individuals are directors of RiverSource Investments. Each director is an officer of RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, MN 55474. Directors:
William F. Truscott, Ward D. Armstrong and Michelle M. Keeley.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

CAPITALIZATION

The following table shows the capitalization of the Funds as of Sept. 30, 2005 and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF THE SELLING AND BUYING FUNDS

CAPITALIZATION

                                        NET ASSET         SHARES
FUND                 NET ASSETS      VALUE PER SHARE    OUTSTANDING
GLOBAL BALANCED
Class A            $   68,597,046              $5.96     11,505,202
Class B                25,769,167               5.86      4,395,319
Class C                 1,364,895               5.83        234,071
Class Y                28,861,340               5.99      4,815,635

BALANCED
Class A            $  989,847,242              $9.84    100,563,086
Class B                81,235,246               9.78      8,306,982
Class C                 3,167,432               9.77        324,045
Class Y               164,003,751               9.84     16,664,056

BALANCED - PRO FORMA WITH GLOBAL BALANCED
Class A            $1,058,444,288              $9.84    107,534,331
Class B               107,004,413               9.78     10,941,866
Class C                 4,532,327               9.77        463,748
Class Y               192,865,091               9.84     19,597,119

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares as of Sept. 30, 2005. As of Sept. 30, 2005, officers and Board members of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TABLE C-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

OWNERSHIP OF FUND SHARES

                                                       PERCENT OF
                                         PERCENT      SHARES HELD
                                        OF SHARES    FOLLOWING THE
FUND                       5% OWNERS       HELD      REORGANIZATION
GLOBAL BALANCED
Class A                       (1)           13%             *
Class B                     None            --             --
Class C                       (2)            7%             2%
Class Y                       (3)          100%            15%

BALANCED
Class A                     None            --             --
Class B                     None            --             --
Class C                     None            --             --
Class Y                       (4)          100%            85%

(1)  Charles Schwab & Co Inc., a brokerage firm, owns of record 12.72%.
(2)  Sherman D. and Carol A. Deponte, Trustees, Nakawao, HI, owns of record
     6.96%.
(3)  Ameriprise Trust Company, Minneapolis, MN, owns of record 99.98%.
(4)  Ameriprise Trust Company, Minneapolis, MN, owns of record 99.82%.
*    Less than 1%.

The following table shows the management fee schedule for the fund and other domestic equity funds managed by the investment manager.

TABLE C-3. CURRENT MANAGEMENT FEE SCHEDULE FOR THE FUND AND OTHER RIVERSOURCE FUNDS WITH SIMILAR INVESTMENT OBJECTIVES

                                               MANAGEMENT FEE                   FEE CAP OR WAIVERS(1)
         RETAIL FUNDS                     (ANNUAL RATE; IN BILLIONS)               (IF APPLICABLE)
--------------------------------------------------------------------------------------------------------
Balanced(2),(3)                    First $1 - .53%; next $1 - .505%;
                                   next $1 - .48%; next $3 - .455%;
                                   over $6 - .43%

Strategic Allocation(2),(3)        First $.5 - .53%; next $.5 - .505%;
                                   next $1 - .48%; next $1 - .455%;
                                   next $3 - .43%; over $6 - .40%

Emerging Markets(2),(3),(4)        First $.25 - 1.10%; next $.25 - 1.08%;     1.99% until 10/31/06
                                   next $.25 - 1.06%; next $.25 - 1.04%;
                                   next $1 - 1.02%; over $2 - 1.0%

European Equity(2),(4)             First $.25 - .80%; next $.25 - .775%;      International Opportunity:
Global Equity(2),(3),(4)           next $.25 - .75%; next $.25 - .725%;       1.55% until 10/31/06
International                      next $1 - .70%; over $2 - .675%
Opportunity(2),(4)

Global Balanced(2),(4)             First $.25 - .79%; next $.25 - .765%;
                                   next $.25 - .74%; next $.25 - .715%;
                                   next $1 - .69%; over $2 - .665%

                                                    Table continues on next page

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TABLE C-3. (CONTINUED) CURRENT MANAGEMENT FEE SCHEDULE FOR THE FUND AND OTHER RIVERSOURCE FUNDS WITH SIMILAR INVESTMENT OBJECTIVES

Global Technology(2),(3)           First $.25 - .72%; next $.25 - .695%;      1.82% until 10/31/06
                                   next $.25 - .67%; next $.25 - .645%;
                                   next $1 - .62%; over $2 - .595%

International Aggressive           First $.25 - 1%; next $.25 - .975%;        1.75% until 10/31/05
Growth(2),(5)                      next $.25 - .95%; next $.25 - .925%;
                                   next $1 - .90%; over $2 - .875%

International Equity(2),(6)        First $.25 - .97%; next $.25 - .945%;      1.65% until 10/31/06
                                   next $.25 - .92%; next $.25 - .895%;
                                   next $1 - .87%; over $2 - .845%

International Select Value(2),(7)  First $.25 - .90%; next $.25 - .875%;
                                   next $.25 - .85%; next $.25 - .825%;
                                   next $1 - .80%; over $2 - .775%

International Small Cap(2),(8)     First $.25 - 1.12%; next $.25 - 1.095%;    1.92% until 10/31/06
                                   next $.25 - 1.070%; next $.25 - 1.045%;
                                   next $1 - 1.020%; over $2 - .995%

(1) The information is shown for Class A shares. Fees and expenses in excess of the percentage shown will be waived. Fee caps for other classes of shares will vary slightly based on the expenses of those classes.
(2) The fund has a PIA based on its performance compared to a Lipper index of comparable funds over a rolling 12-month period.
(3) The fund is part of the master/feeder structure. Management fees are paid by the portfolio on behalf of the fund.
(4)  The fund has a subadvisory agreement with Threadneedle International
     Limited.
(5) The fund has subadvisory agreements with American Century Global Investment Management, Inc. and Columbia Wanger Asset Management L.P.
(6) The fund has subadvisory agreements with The Boston Company Asset Management, LLC and Marsico Capital Management, LLC.
(7)  The fund has a subadvisory agreement with Alliance Capital Management L.P.
(8) The fund has subadvisory agreements with Templeton Investment Counsel, LLC and Wellington Management Company, LLP.

TABLE C-4. FUND PAYMENTS TO THE INVESTMENT MANAGER AND ITS AFFILIATES*

FUND                ADMIN      DIST       IMS     SERVICE     TA       CUSTODY
Global Balanced   $59,047   $464,073   $699,824    $9,589   $270,647   $42,380

* The Administrative Services Agreement ("Admin") is between the fund and Ameriprise Financial. The Agreement of Distribution ("Dist") and Shareholder Service Agreement ("Service") are between the fund and Ameriprise Financial Services, Inc. The Investment Management Services Agreement ("IMS") is between the fund and RiverSource Investments. The Transfer Agent ("TA") Agreement is between the fund and RiverSource Service Corporation. The Custodian Agreement ("Custody") is between the fund and Ameriprise Trust Company. Services under these agreements will continue to be provided after the Agreement is approved.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

TABLE C-5. BROKERAGE COMMISSIONS PAID TO A BROKER-DEALER AFFILIATE

                              BROKER/     AMOUNT OF      % OF ALL
FUND                          DEALER     COMMISSIONS    COMMISSIONS
Global Balanced                 N/A          N/A            N/A

TABLE C-6. SHAREHOLDER APPROVAL OF CURRENT MANAGEMENT AGREEMENT

                                           DATE LAST       REASON
                              DATE OF     APPROVED BY   SUBMITTED TO
FUND                         CONTRACT    SHAREHOLDERS   SHAREHOLDERS
Global Balanced              12/1/02     11/13/2002          1

(1) Shareholders approved modifications to the performance incentive adjustment.

THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT. The 1940 Act provides that every registered investment company must be audited at least once each year by independent registered public accountants selected by a majority of the independent Board members. The Selling Fund's Board has selected KPMG LLP to be the Fund's independent registered public accountant for the current fiscal year. KPMG LLP, in accordance with Independence Standards Board Standard No. 1 (ISB No. 1), has confirmed in writing to the Board's Joint Audit Committee that they are independent accountants with respect to the Fund.

The independent accountants examine annual financial statements for the Fund that are set forth in the annual report to shareholders and provide other requested non-audit and tax-related services to the Fund. The Joint Audit Committee reviewed and discussed the audited financial statements with RiverSource Investments and reviewed with KPMG LLP the matters required to be discussed by SAS 61 (for example, methods used to account for significant unusual transactions).

The Joint Audit Committee does not consider other non-audit services provided by KPMG LLP to be incompatible with maintaining the independence of KPMG LLP in its audits of the Fund, taking into account representations from KPMG LLP, in accordance with ISB No. 1, regarding its independence from the Fund and its related entities.

Representatives of KPMG LLP are expected to be present at the meeting. They will be given the opportunity to make a statement to shareholders and are expected to be available to respond to any questions that may be raised at the meeting.

JOINT AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. Pursuant to the pre-approval requirements of the Sarbanes-Oxley Act of 2002, all services to be performed by KPMG LLP for the Fund; the Fund's investment adviser; and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, must be pre-approved by the Joint Audit Committee.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

AUDIT FEES. During the last two fiscal years, the aggregate fees paid to KPMG LLP for professional services rendered for the audit of the annual financial statements or services that are normally provided in connection with statutory and regulatory filings for the Fund were as follows:

TABLE C-7A. AUDIT FEES

DURING THE FUND'S LAST TWO FISCAL YEARS

FUND                                     LAST FISCAL YEAR   PREVIOUS FISCAL YEAR
Global Balanced                               $20,750             $19,500

The following table shows aggregate fees paid by the Fund to KPMG LLP in each of the last two fiscal periods for services that are not included in Table C-7A. All of the services performed were pre-approved by the Joint Audit Committee.

- AUDIT-RELATED FEES. Assurance and related services that are reasonably related to the performance of the audit or review.

-  TAX FEES. Tax compliance, tax advice and tax planning.

-  ALL OTHER FEES. All other services rendered by KMPG, LLP.

TABLE C-7B. AUDIT-RELATED, TAX AND OTHER FEES

DURING THE FUND'S LAST TWO FISCAL YEARS

                        AGGREGATE            AGGREGATE            AGGREGATE
                   AUDIT-RELATED FEES        TAX FEES            OTHER FEES
--------------------------------------------------------------------------------
                    LAST     PREVIOUS     LAST     PREVIOUS    LAST     PREVIOUS
                   FISCAL     FISCAL     FISCAL     FISCAL    FISCAL     FISCAL
FUND                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR
Global Balanced     $21        $17       $2,550     $2,495      $0         $0

AGGREGATE NON-AUDIT FEES TO GLOBAL BALANCED FUND, RIVERSOURCE INVESTMENTS AND ITS AFFILIATES

For the year ended Sept. 30, 2005, the aggregate non-audit fees billed for services rendered to the fund, to the investment manager and to any entity controlling, controlled by or under common control with the investment manager that provides ongoing services to the funds was $89,571. For the year ended Sept. 30, 2004, the aggregate amount was $129,412.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of ___, 2005 (the "Agreement") is between AXP Global Series, Inc. (the "Selling Corporation"), a Minnesota corporation, on behalf of its series, RiverSource Global Balanced Fund (the "Selling Fund"), and AXP Investment Series, Inc. (the "Buying Corporation"), a Minnesota corporation, on behalf of its series, RiverSource Balanced Fund (the "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Section 3c and 10 of the Agreement).

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. The Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Selling Fund.

2.   REORGANIZATION.

     a. Plan of Reorganization. The Reorganization will be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, the Selling Corporation will convey all of the assets of the Selling Fund to the Buying Fund. The Buying Fund will assume all liabilities of the Selling Fund. At the Closing, the Buying Corporation will deliver shares of the Buying Fund, including fractional shares, to the Selling Corporation. The number of shares will be determined by dividing the value of the net assets of shares of the Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Buying Fund, computed as described in paragraph 3(b). The Selling Fund will not pay a sales charge on the receipt of Buying Fund shares in exchange for the assets of the Selling Fund. In addition, the shareholders of the Selling Fund will not pay a sales charge on distribution to them of shares of the Buying Fund.

     b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Selling Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.1

3.   VALUATION OF NET ASSETS.

     a. The net asset value of shares of the Selling Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Buying Fund's prospectus.

     b. The net asset value per share of shares of the Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Buying Fund's prospectus.

     c. At the Closing, the Selling Fund will provide the Buying Fund with a copy of the computation showing the valuation of the net asset value per share of shares of the Selling Fund on the Valuation Date. The Buying Fund will provide the Selling Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.   LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

     a. As soon as practicable after the Valuation Date, the Selling Corporation will liquidate the Selling Fund and distribute shares of the Buying Fund to the Selling Fund's shareholders of record. The Buying Fund will establish shareholder accounts in the names of each Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of the Buying Fund due to each shareholder. All issued and outstanding shares of the Selling Fund will simultaneously be cancelled on the books of the Selling Corporation. The Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Corporation.

     b. Immediately after the Valuation Date, the share transfer books of the Selling Corporation relating to the Selling Fund will be closed and no further transfer of shares will be made.

     c. Promptly after the distribution, the Buying Fund or its transfer agent will notify each shareholder of the Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

     d. As promptly as practicable after the liquidation of the Selling Fund, and in no event later than twelve months from the date of the Closing, the Selling Fund will be dissolved.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.2

5. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION. The Buying Corporation represents and warrants to the Selling Fund as follows:

     a. Organization, Existence, etc. The Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Buying Fund is a series of the Buying Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

     c. Capitalization. The Buying Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

     f. Authority Relative to the Agreement. The Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Buying Corporation and no other proceedings by the Buying Corporation or the Buying Fund are necessary.

     g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.3

     h.   Liabilities. There are no liabilities of the Buying Fund other than:

          -  liabilities disclosed in the Buying Fund Financial Statements,

          - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

          - liabilities previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operation of the Buying Fund.

     i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

     j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     k. Taxes. The Buying Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     l. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.4
          effective, at the time of the shareholders' meeting and at the
          Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION. The Selling Corporation represents and warrants to the Buying Fund as follows:

     a. Organization, Existence, etc. The Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Selling Fund is a series of the Selling Corporation, registered under the 1940 Act as an open-end, management investment company.

     c. Capitalization. The Selling Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Authority Relative to the Agreement. The Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Selling Corporation and no other proceedings by the Selling Corporation or the Selling Fund are necessary.

     f. No Violation. The Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.5

          The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

     g.   Liabilities. There are no liabilities of the Selling Fund other than:

          -  liabilities disclosed in the Selling Fund Financial Statements,

          - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

          - liabilities previously disclosed to the Buying Fund, none of which has been materially adverse to the business, assets or results of operation of the Selling Fund.

     h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     j. Taxes. The Selling Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as regulated investment company at all times through the Closing. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
          (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     k. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.6

     l. Registration Statement. The Selling Fund will cooperate with the Acquiring Fund and will furnish information relating to the Selling Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Selling Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporation or the Selling Fund for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of the Buying Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

     b. Representations, Warranties and Agreements. The Selling Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to the Buying Fund on or prior to the last business day before the Closing.

     c.   Regulatory Approvals.

          - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

          - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Buying Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Buying Fund

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.7
          and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Selling Fund, and other written representations as an officer of the Selling Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be to the effect that:
          (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the Closing, to the effect that: (i) the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Selling Fund is a series of the Selling Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Corporation and the Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Corporation.

     f. Declaration of Dividend. The Selling Fund, prior to the Closing, has declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Fund's net capital gain realized (after reduction

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.8
          for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of the Selling Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

     b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Corporation will provide a certificate to the Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Corporation, and delivered to the Selling Fund on or prior to the last business day before the Closing.

     c.   Regulatory Approvals.

          - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

          - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Selling Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Selling Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Selling Fund, and other written representations as an officer of the Buying Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       A.9

          Fund shareholders in exchange for their shares of the Selling Fund;
          (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization; and (v) the Buying Fund will succeed to and take into account the items of the Selling Fund described in
          Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the regulations thereunder.

     e. Opinion of Counsel. The Selling Corporation will have received the opinion of counsel for the Buying Corporation, dated as of the Closing, to the effect that: (i) the Buying Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Buying Fund is a series of the Buying Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

     a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Selling Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

     b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      A.10

     c. The Selling Corporation may terminate this Agreement at any time prior to the Closing by notice to the Buying Corporation if a material condition to its performance or a material covenant of the Buying Corporation on behalf of the Buying Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Corporation on behalf of the Buying Fund and is not cured.

     d. The Buying Corporation may terminate this Agreement at any time prior to the Closing by notice to the Selling Corporation if a material condition to its performance or a material covenant of the Selling Corporation on behalf of the Selling Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Corporation on behalf of the Selling Fund and is not cured.

     e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Selling Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on Dec. 31, 2006, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

     f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. EXPENSES. RiverSource Investments, LLC will pay the costs of carrying out the provisions of this Agreement whether or not the Reorganization is completed.

11.  GENERAL.

     a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

     b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12.  INDEMNIFICATION.

     Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party,

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      A.11
     with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

AXP Global Series, Inc.
   on behalf of RiverSource Global Balanced Fund


By:
     -------------------------------------
     Leslie L. Ogg
     Vice President


AXP Investment Series, Inc.
   on behalf of RiverSource Balanced Fund


By:
     -------------------------------------
     Leslie L. Ogg
     Vice President


The undersigned is a party to this Agreement for purposes of Section 3c and 10 only.

RiverSource Investments, LLC


By:
     -------------------------------------
     Paula R. Meyer
     Senior Vice President and General Manager - Mutual Funds

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      A.12

EXHIBIT B

MATTERS SUBJECT TO APPROVAL AT REGULAR MEETING OF BUYING FUND

In addition to voting on proposls to elect Board members, to amend the Articles of Incorporation and to approve the IMS Agreement, Buying Fund shareholders will consider the following:

APPROVE OR REJECT CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

The fund has some investment policies that are fundamental. This means the policies can be changed only with the approval of shareholders. RiverSource Investments recommended to the Board that certain of those policies be modified in order to standardize the policies for all funds and to eliminate unnecessary limitations.

RiverSource Investments believes that increased standardization will help to promote operational efficiencies and facilitate monitoring of compliance with fundamental investment policies. Adoption of a new or revised policy is not intended to change current investment techniques employed for the fund. The Board recommends the following changes to the fund's fundamental investment policies:

A. DIVERSIFICATION

The Board recommends that the fund's fundamental policy with respect to diversification be revised to give the fund the maximum flexibility permitted by the 1940 Act. The Board recommends that shareholders vote to replace the fund's current fundamental investment policy with the following policy ([Underline]additional or revised language is underlined[/Underline]):

   The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities [Underline]or other investment companies,[/Underline] and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

The percentage limits in the proposed policy are required under the 1940 Act.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       B.1

The amended policy makes one change from the current policy: subject to applicable 1940 Act requirements, it would permit the fund to invest without limit in the securities of other investment companies. Pursuant to an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the fund may invest up to 25% of its total assets in a non-publicly offered money market fund managed by RiverSource Investments (the "cash pool fund"). The cash pool fund is not expected to pay investment advisory, management, or transfer agent fees, although it may do so subject to the conditions of the SEC order and Board approval. The cash pool fund will incur minimal costs for services, such as custodian and auditor fees. The investment manager anticipates that making use of the cash pool fund will benefit the fund by enhancing the efficiency of cash management and by providing increased short-term investment opportunities. If the proposal is approved, the cash pool fund is expected to serve as a principal option for managing the cash positions of the fund. Future amendments to the fund's fundamental diversification policy would continue to require shareholder approval.

B. TEN PERCENT LIMITATION IN SINGLE ISSUER

The Board recommends that the fund's fundamental policy with respect to investment in a single issuer be revised to permit the fund the maximum flexibility permitted by the 1940 Act. The Board recommends that shareholders vote to replace the fund's current fundamental investment policy with, or adopt, the following policy ([Underline]additional language is underlined[/Underline]):

   The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, [Underline]except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation[/Underline].

The 10% percent limit in the proposed policy is required under the 1940 Act. Under the 1940 Act, a fund is permitted to invest up to 25% of its assets without regard to the 10% limitation. The Board recommends that shareholders amend the policy so that it reflects the terms of the 1940 Act. The proposal is not expected to materially affect the operation of the fund. However, the adoption of the proposed investment policy will standardize investment policies.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       B.2

C. LENDING

The Board recommends that the fund's fundamental policies with respect to lending be replaced with the following policy:

   The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market, loan participation or other debt securities, or from entering into repurchases agreements.

Currently each of the funds has two policies with respect to lending. One policy limits lending of portfolio securities to 30% of net assets and the other policy limits cash loans to 5% of total assets. In addition, certain funds have a policy prohibiting loans to the investment manager, or to board members and officers of the investment manager or the fund. This third policy simply states a prohibition of the 1940 Act and the fund is not required to declare this policy as a fundamental policy. It is proposed that all three of these policies be superseded by the policy stated above.

The proposal is not expected to materially affect the operation of the fund. However, the proposed policy would clarify that the fund can participate in an interfund borrowing and lending program with other RiverSource Funds, subject to the requirements of an SEC exemptive order. A fund may only borrow money for temporary purposes and not make investments. Appropriate safeguards will be implemented to assure that the fund will not be disadvantaged by making loans to affiliated funds. The proposed policy also would confirm the fund's ability to invest in direct debt instruments such as loans and loan participations, which are interests in amounts owed to another party by a company, government or other borrower. These types of securities may have additional risks beyond conventional debt securities because they may provide less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand. Finally, the adoption of the proposed investment policy will advance the goal of standardizing investment policies.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       B.3

D. BORROWING

The Board recommends that the fund's fundamental policy with respect to

Borrowing be replaced with the following policy:

   The fund may not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

Funds typically borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This technique allows RiverSource Investments greater flexibility in managing the fund's cash flow. The current policy limits borrowing to "emergency or extraordinary purposes". In order to avoid debate over what constitutes emergency or extraordinary purposes, it is proposed to revise the policy to reflect that the purposes, whatever the circumstances, must be temporary. The fund may not use borrowing for leverage or for investment purposes. In addition, the policy for certain funds includes a prohibition on borrowing "property". The Board recommends the term be deleted in order to standardize investment policies.

BOARD RECOMMENDATION AND VOTE REQUIRED. The Board recommends that shareholders approve the proposed changes. Changes in fundamental policies must be approved by the lesser of (a) a majority of the fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If the any of the proposed changes is not approved, the fund will continue to operate under its current policy.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       B.4

EXHIBIT C

MINNESOTA BUSINESS CORPORATION ACT SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1)  alters or abolishes a preferential right of the shares;

     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       C.1
     interests within one year after the date of disposition;

(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger or (2) the corporation whose shares will be acquired by the acquiring corporation in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       C.2

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS

SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       C.3

     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       C.4
     shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       C.5

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       C.6

EXHIBIT D

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- FEB. 7, 2005*

FUND NAME (DATE)                                                PROSPECTUS FORM #/SAI FORM #
--------------------------------------------------------------------------------------------
AXP CALIFORNIA TAX-EXEMPT FUND (8/27/04)                          S-6328-99 Y/S-6328-20 Y
AXP CASH MANAGEMENT FUND (9/29/04)                               S-6320-99 AA/S-6320-20 AA
AXP CORE BOND FUND (9/29/04)                                      S-6267-99 D/S-6265-20 D
AXP DISCOVERY FUND (9/29/04)                                      S-6457-99 Z/S-6457-20 Z
AXP DIVERSIFIED BOND FUND (10/29/04)                              S-6495-99 X/S-6495-20 X
AXP DIVERSIFIED EQUITY INCOME FUND (11/29/04)                     S-6475-99 X/S-6475-20 X
AXP DIVIDEND OPPORTUNITY FUND (8/27/04)                           S-6341-99 Y/S-6341-20 Y
AXP THREADNEEDLE EMERGING MARKETS FUND (12/30/04)                 S-6354-99 M/S-6334-20 X
AXP EQUITY SELECT FUND (1/28/05)                                  S-6426-99 Y/S-6426-20 Y
AXP EQUITY VALUE FUND (5/28/04)                                   S-6382-99 P/S-6382-20 P
AXP THREADNEEDLE EUROPEAN EQUITY FUND (12/30/04)                  S-6006-99 G/S-6006-20 G
AXP THREADNEEDLE GLOBAL BALANCED FUND (12/30/04)                  S-6352-99 L/S-6334-20 X
AXP GLOBAL BOND FUND (12/30/04)                                   S-6309-99 Y/S-6334-20 X
AXP THREADNEEDLE GLOBAL EQUITY FUND (12/30/04)                    S-6334-99 X/S-6334-20 X
AXP GLOBAL TECHNOLOGY FUND (12/30/04)                             S-6395-99 H/S-6334-20 X
AXP GROWTH FUND (9/29/04)                                         S-6455-99 Y/S-6455-20 Y
AXP HIGH YIELD BOND FUND (7/30/04)                                S-6370-99 X/S-6370-20 X
AXP HIGH YIELD TAX-EXEMPT FUND (1/28/05)                          S-6430-99 Z/S-6430-20 Z
AXP INCOME OPPORTUNITIES FUND (9/29/04)                           S-6266-99 D/S-6265-20 D
AXP INFLATION PROTECTED SECURITIES FUND (9/29/04)                 S-6280-99 C/S-6265-20 D
AXP INSURED TAX-EXEMPT FUND (8/27/04)                             S-6327-99 Z/S-6327-20 Z
AXP INTERMEDIATE TAX-EXEMPT FUND (1/28/05)                        S-6355-99 M/S-6355-20 M
AXP THREADNEEDLE INTERNATIONAL FUND (12/30/04)                    S-6140-99 Z/S-6140-20 Z
AXP LARGE CAP EQUITY FUND (9/29/04)                               S-6244-99 E/S-6244-20 E
AXP LARGE CAP VALUE FUND (9/29/04)                                S-6246-99 E/S-6246-20 E
AXP LIMITED DURATION BOND FUND (9/29/04)                          S-6265-99 D/S-6265-20 D
AXP MANAGED ALLOCATION FUND (11/29/04)                            S-6141-99 Y/S-6141-20 Y
AXP MASSACHUSETTS TAX-EXEMPT FUND (8/27/04)                       S-6328-99 Y/S-6328-20 Y
AXP MICHIGAN TAX-EXEMPT FUND (8/27/04)                            S-6328-99 Y/S-6328-20 Y
AXP MID CAP VALUE FUND (11/29/04)                                 S-6241-99 E/S-6241-20 E
AXP MINNESOTA TAX-EXEMPT FUND (8/27/04)                           S-6328-99 Y/S-6328-20 Y
AXP MUTUAL (11/29/04)                                             S-6326-99 Y/S-6326-20 Y
AXP NEW DIMENSIONS FUND (9/29/04)                                 S-6440-99 X/S-6440-20 X
AXP NEW YORK TAX-EXEMPT FUND (8/27/04)                            S-6328-99 Y/S-6328-20 Y
AXP OHIO TAX-EXEMPT FUND (8/27/04)                                S-6328-99 Y/S-6328-20 Y
AXP PARTNERS AGGRESSIVE GROWTH FUND (7/30/04)                     S-6260-99 D/S-6236-20 F
AXP PARTNERS FUNDAMENTAL VALUE FUND (7/30/04)                     S-6236-99 F/S-6236-20 F
AXP PARTNERS GROWTH FUND (7/30/04)                                S-6261-99 D/S-6236-20 F
AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND (12/30/04)      S-6243-99 G/S-6242-20 G
AXP PARTNERS INTERNATIONAL CORE FUND (12/30/04)                   S-6259-99 E/S-6242-20 G

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.1

FUND NAME (DATE)                                                PROSPECTUS FORM #/SAI FORM #
--------------------------------------------------------------------------------------------
AXP PARTNERS INTERNATIONAL SELECT VALUE FUND (12/30/04)           S-6242-99 G/S-6242-20 G
AXP PARTNERS INTERNATIONAL SMALL CAP FUND (12/30/04)              S-6258-99 E/S-6242-20 G
AXP PARTNERS SELECT VALUE FUND (7/30/04)                          S-6240-99 E/S-6236-20 F
AXP PARTNERS SMALL CAP CORE FUND (7/30/04)                        S-6237-99 F/S-6236-20 F
AXP PARTNERS SMALL CAP GROWTH FUND (5/28/04)                      S-6301-99 F/S-6301-20 F
AXP PARTNERS SMALL CAP VALUE FUND (7/30/04)                       S-6239-99 F/S-6236-20 F
AXP PARTNERS VALUE FUND (7/30/04)                                 S-6238-99 F/S-6236-20 F
AXP PORTFOLIO BUILDER CONSERVATIVE FUND (1/21/04)                 S-6282-99 A/S-6282-20 A
AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (1/21/04)        S-6282-99 A/S-6282-20 A
AXP PORTFOLIO BUILDER MODERATE FUND (1/21/04)                     S-6282-99 A/S-6282-20 A
AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (1/21/04)          S-6282-99 A/S-6282-20 A
AXP PORTFOLIO BUILDER AGGRESSIVE FUND (1/21/04)                   S-6282-99 A/S-6282-20 A
AXP PORTFOLIO BUILDER TOTAL EQUITY FUND (1/21/04)                 S-6282-99 A/S-6282-20 A
AXP PRECIOUS METALS FUND (5/28/04)                                S-6142-99 Y/S-6142-20 Y
AXP QUANTITATIVE LARGE CAP EQUITY FUND (9/29/04)                  S-6263-99 D/S-6263-20 D
AXP REAL ESTATE FUND (8/27/04)                                    S-6281-99 C/S-6281-20 C
AXP S&P 500 INDEX FUND (3/31/04)                                  S-6434-99 H/S-6434-20 H
AXP SELECTIVE FUND (7/30/04)                                      S-6376-99 Y/S-6376-20 Y
AXP SHORT DURATION U.S. GOVERNMENT FUND (7/30/04)                 S-6042-99 Y/S-6042-20 Y
AXP SMALL CAP ADVANTAGE FUND (5/28/04)                            S-6427-99 H/S-6427-20 H
AXP SMALL COMPANY INDEX FUND (3/31/04)                            S-6357-99 M/S-6357-20 M
AXP STOCK FUND (11/29/04)                                         S-6351-99 Y/S-6351-20 Y
AXP STRATEGY AGGRESSIVE FUND (5/28/04)                            S-6381-99 P/S-6381-20 P
AXP TAX-EXEMPT BOND FUND (1/28/05)                                S-6310-99 Z/S-6310-20 Z
AXP TAX-FREE MONEY FUND (2/27/04)                                 S-6433-99 Y/S-6433-20 Y
AXP U.S. GOVERNMENT MORTGAGE FUND (7/30/04)                       S-6245-99 E/S-6245-20 E

On Feb. 1, 2005, American Express Company, the parent company of each Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between each of the Funds and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of each of the Funds, are anticipated. For Funds that are subadvised, the current subadvisory agreement(s) will remain in place.

S-6367 A (2/05)
Valid until next update
* Destroy Jan. 31, 2006

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.2

                     PROSPECTUS SUPPLEMENT -- MAY 23, 2005*

FUND NAME
    (Date) Prospectus Form #
------------------------------------------------
AXP CALIFORNIA TAX-EXEMPT FUND
    (8/27/04) S-6328-99 Y

AXP CORE BOND FUND
    (9/29/04) S-6267-99 D

AXP DISCOVERY FUND
    (9/29/04) S-6457-99 Z

AXP DIVERSIFIED BOND FUND
    (10/29/04) S-6495-99 X

AXP DIVERSIFIED EQUITY INCOME FUND
    (11/29/04) S-6475-99 X

AXP DIVIDEND OPPORTUNITY FUND
    (8/27/04) S-6341-99 Y

AXP EQUITY SELECT FUND
    (1/28/05) S-6426-99 Y

AXP EQUITY VALUE FUND
    (5/28/04) S-6382-99 P, (5/27/05) S-6382-99 R

AXP GLOBAL BOND FUND
    (12/30/04) S-6309-99 Y

AXP GLOBAL TECHNOLOGY FUND
    (12/30/04) S-6395-99 H

AXP GROWTH FUND
    (9/29/04) S-6455-99 Y

AXP HIGH YIELD BOND FUND
    (7/30/04) S-6370-99 X

AXP HIGH YIELD TAX-EXEMPT FUND
    (1/28/05) S-6430-99 Z

AXP INCOME OPPORTUNITIES FUND
    (9/29/04) S-6266-99 D

AXP INFLATION PROTECTED SECURITIES FUND
    (9/29/04) S-6280-99 C

AXP INSURED TAX-EXEMPT FUND
    (8/27/04) S-6327-99 Z

AXP INTERMEDIATE TAX-EXEMPT FUND
    (1/28/05) S-6355-99 M

AXP LARGE CAP EQUITY FUND
    (9/29/04) S-6244-99 E

AXP LARGE CAP VALUE FUND
    (9/29/04) S-6246-99 E

AXP LIMITED DURATION BOND FUND
    (9/29/04) S-6265-99 D

AXP MANAGED ALLOCATION FUND
    (11/29/04) S-6141-99 Y

AXP MASSACHUSETTS TAX-EXEMPT FUND
    (8/27/04) S-6328-99 Y

AXP MICHIGAN TAX-EXEMPT FUND
    (8/27/04) S-6328-99 Y

AXP MID CAP VALUE FUND
    (11/29/04) S-6241-99 E

AXP MINNESOTA TAX-EXEMPT FUND
    (8/27/04) S-6328-99 Y

AXP MUTUAL
    (11/29/04) S-6326-99 Y

AXP NEW DIMENSIONS FUND
    (9/29/04) S-6440-99 X

AXP NEW YORK TAX-EXEMPT FUND
    (8/27/04) S-6328-99 Y

AXP OHIO TAX-EXEMPT FUND
    (8/27/04) S-6328-99 Y

AXP PARTNERS AGGRESSIVE GROWTH FUND
    (7/30/04) S-6260-99 D

AXP PARTNERS FUNDAMENTAL VALUE FUND
    (7/30/04) S-6236-99 F

AXP PARTNERS GROWTH FUND
    (7/30/04) S-6261-99 D

AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND
    (12/30/04) S-6243-99 G

AXP PARTNERS INTERNATIONAL CORE FUND
    (12/30/04) S-6259-99 E

AXP PARTNERS INTERNATIONAL SELECT VALUE FUND
    (12/30/04) S-6242-99 G

AXP PARTNERS INTERNATIONAL SMALL CAP FUND
    (12/30/04) S-6258-99 E

AXP PARTNERS SELECT VALUE FUND
    (7/30/04) S-6240-99 E

AXP PARTNERS SMALL CAP CORE FUND
    (7/30/04) S-6237-99 F

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.3

FUND NAME
    (Date) Prospectus Form #
------------------------------------------------
AXP PARTNERS SMALL CAP GROWTH FUND
    (5/28/04) S-6301-99 F, (5/27/05) S-6301-99 G

AXP PARTNERS SMALL CAP VALUE FUND
    (7/30/04) S-6239-99 F

AXP PARTNERS VALUE FUND
    (7/30/04) S-6238-99 F

AXP PORTFOLIO BUILDER CONSERVATIVE FUND
    (4/1/05) S-6282-99 C

AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
    (4/1/05) S-6282-99 C

AXP PORTFOLIO BUILDER MODERATE FUND
    (4/1/05) S-6282-99 C

AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
    (4/1/05) S-6282-99 C

AXP PORTFOLIO BUILDER AGGRESSIVE FUND
    (4/1/05) S-6282-99 C

AXP PORTFOLIO BUILDER TOTAL EQUITY FUND
    (4/1/05) S-6282-99 C

AXP PRECIOUS METALS FUND
    (5/28/04) S-6142-99 Y, (5/27/05) S-6142-99 Z

AXP QUANTITATIVE LARGE CAP EQUITY FUND
    (9/29/04) S-6263-99 D

AXP REAL ESTATE FUND
    (8/27/04) S-6281-99 C

AXP SELECTIVE FUND
    (7/30/04) S-6376-99 Y

AXP SHORT DURATION U.S. GOVERNMENT FUND
    (7/30/04) S-6042-99 Y

AXP SMALL CAP ADVANTAGE FUND
    (5/28/04) S-6427-99 H, (5/27/05) S-6427-99 J

AXP SMALL COMPANY INDEX FUND
    (4/1/05) S-6357-99 N

AXP STOCK FUND
    (11/29/04) S-6351-99 Y

AXP STRATEGY AGGRESSIVE FUND
    (5/28/04) S-6381-99 P, (5/27/05) S-6381-99 R

AXP TAX-EXEMPT BOND FUND
    (1/28/05) S-6310-99 Z

AXP THREADNEEDLE EMERGING MARKETS FUND
    (12/30/04) S-6354-99 M

AXP THREADNEEDLE EUROPEAN EQUITY FUND
    (12/30/04) S-6006-99 G

AXP THREADNEEDLE GLOBAL BALANCED FUND
    (12/30/04) S-6352-99 L

AXP THREADNEEDLE GLOBAL EQUITY FUND
    (12/30/04) S-6334-99 X

AXP THREADNEEDLE INTERNATIONAL FUND
    (12/30/04) S-6140-99 Z

AXP U.S. GOVERNMENT MORTGAGE FUND
    (7/30/04) S-6245-99 E

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.4

THE FOLLOWING LANGUAGE REPLACES THE INFORMATION REGARDING "SHOULD YOU PURCHASE CLASS A, CLASS B OR CLASS C SHARES" IN THE "BUYING AND SELLING SHARES" SECTION:

SHOULD YOU PURCHASE CLASS A, CLASS B OR CLASS C SHARES?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.5

THE FOLLOWING LANGUAGE REPLACES THE INFORMATION REGARDING "SALES CHARGES" UNDER THE SECTION "BUYING AND SELLING SHARES":

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      SALES CHARGE* AS A PERCENTAGE OF:
                           PUBLIC OFFERING PRICE**         NET AMOUNT INVESTED
                                            FIXED                         FIXED
TOTAL MARKET VALUE       EQUITY FUNDS   INCOME FUNDS   EQUITY FUNDS   INCOME FUNDS
Up to $49,999                5.75%         4.75%          6.10%          4.99%
$50,000-$99,999              4.75          4.25           4.99           4.44
$100,000-$249,999            3.50          3.50           3.63           3.63
$250,000-$499,999            2.50          2.50           2.56           2.56
$500,000-$999,999            2.00          2.00           2.04           2.04
$1,000,000 or more           0.00          0.00           0.00           0.00

* Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
**   Offering price includes the sales charge.

RIGHTS OF ACCUMULATION

YOU MAY BE ABLE TO REDUCE THE SALES CHARGE ON CLASS A SHARES, BASED ON THE COMBINED MARKET VALUE OF YOUR ACCOUNTS.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

-  Your current investment in this Fund, and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   - Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.6

The following accounts are eligible to be included in determining the sales charge on your purchase:

-  Individual or joint accounts held directly at the Fund;

-  Individual or joint accounts held through American Express Brokerage;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

THE REST OF THE SECTION REMAINS THE SAME.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.7

THE FOLLOWING LANGUAGE REPLACES THE INFORMATION UNDER THE SECTION "OTHER CLASS A SALES CHARGE POLICIES" AND "WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES":

LETTER OF INTENT (LOI):

GENERALLY, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

HOLDINGS MORE THAN 90 DAYS OLD. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.

NOTIFICATION OBLIGATION; THIRD PARTY PURCHASES. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.

WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES

Sales charges do not apply to:

- current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

- current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

- registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

- qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.8

- shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

- direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

-  purchases made:

   - with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   - through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

- shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

- repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

THE REST OF THE SECTION REMAINS THE SAME.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                       D.9

THE FOLLOWING LANGUAGE REPLACES THE INFORMATION REGARDING "CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE" UNDER THE SECTION "BUYING AND SELLING SHARES":

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                    THE CDSC PERCENTAGE RATE IS:
First year                                                      5%
Second year                                                     4%
Third year                                                      4%
Fourth year                                                     3%
Fifth year                                                      2%
Sixth year                                                      1%
Seventh year                                                    0%

For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

THE REST OF THIS SECTION REMAINS UNCHANGED.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.10

THE FOLLOWING LANGUAGE REPLACES THE INFORMATION UNDER "SELLING SHARES" IN THE "BUYING AND SELLING SHARES" SECTION:

IMPORTANT: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.

AMERICAN EXPRESS FUNDS
70100 AXP Financial Center
Minneapolis, MN 55474

[AMERICAN EXPRESS(R) LOGO]

S-6369 A (5/05)
* Valid until next update

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.11

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- AUG. 1, 2005*

FUND NAME (DATE)                                                 PROSPECTUS FORM #/SAI FORM #
---------------------------------------------------------------------------------------------
AXP CALIFORNIA TAX-EXEMPT FUND (8/27/04)                            S-6328-99 Y/S-6328-20 Y
AXP CASH MANAGEMENT FUND (9/29/04)                                 S-6320-99 AA/S-6320-20 AA
AXP CORE BOND FUND (9/29/04)                                        S-6267-99 D/S-6265-20 D
AXP DISCOVERY FUND (9/29/04)                                        S-6457-99 Z/S-6457-20 Z
AXP DIVERSIFIED BOND FUND (10/29/04)                                S-6495-99 X/S-6495-20 X
AXP DIVERSIFIED EQUITY INCOME FUND (11/29/04)                       S-6475-99 X/S-6475-20 X
AXP DIVIDEND OPPORTUNITY FUND (8/27/04)                             S-6341-99 Y/S-6341-20 Y
AXP EQUITY SELECT FUND (1/28/05)                                    S-6426-99 Y/S-6426-20 Y
AXP EQUITY VALUE FUND (5/27/05)                                     S-6382-99 R/S-6382-20 R
AXP GLOBAL BOND FUND (12/30/04)                                     S-6309-99 Y/S-6334-20 X
AXP GLOBAL TECHNOLOGY FUND (12/30/04)                               S-6395-99 H/S-6334-20 X
AXP GROWTH FUND (9/29/04)                                           S-6455-99 Y/S-6455-20 Y
AXP HIGH YIELD TAX-EXEMPT FUND (1/28/05)                            S-6430-99 Z/S-6430-20 Z
AXP INCOME OPPORTUNITIES FUND (9/29/04)                             S-6266-99 D/S-6265-20 D
AXP INFLATION PROTECTED SECURITIES FUND (9/29/04)                   S-6280-99 C/S-6265-20 D
AXP INSURED TAX-EXEMPT FUND (8/27/04)                               S-6327-99 Z/S-6327-20 Z
AXP INTERMEDIATE TAX-EXEMPT FUND (1/28/05)                          S-6355-99 M/S-6355-20 M
AXP LARGE CAP EQUITY FUND (9/29/04)                                 S-6244-99 E/S-6244-20 E
AXP LARGE CAP VALUE FUND (9/29/04)                                  S-6246-99 E/S-6246-20 E
AXP LIMITED DURATION BOND FUND (9/29/04)                            S-6265-99 D/S-6265-20 D
AXP MANAGED ALLOCATION FUND (11/29/04)                              S-6141-99 Y/S-6141-20 Y
AXP MASSACHUSETTS TAX-EXEMPT FUND (8/27/04)                         S-6328-99 Y/S-6328-20 Y
AXP MICHIGAN TAX-EXEMPT FUND (8/27/04)                              S-6328-99 Y/S-6328-20 Y
AXP MID CAP VALUE FUND (11/29/04)                                   S-6241-99 E/S-6241-20 E
AXP MINNESOTA TAX-EXEMPT FUND (8/27/04)                             S-6328-99 Y/S-6328-20 Y
AXP MUTUAL (11/29/04)                                               S-6326-99 Y/S-6326-20 Y
AXP NEW DIMENSIONS FUND (9/29/04)                                   S-6440-99 X/S-6440-20 X
AXP NEW YORK TAX-EXEMPT FUND (8/27/04)                              S-6328-99 Y/S-6328-20 Y
AXP OHIO TAX-EXEMPT FUND (8/27/04)                                  S-6328-99 Y/S-6328-20 Y
AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND (12/30/04)        S-6243-99 G/S-6242-20 G
AXP PARTNERS INTERNATIONAL CORE FUND (12/30/04)                     S-6259-99 E/S-6242-20 G
AXP PARTNERS INTERNATIONAL SELECT VALUE FUND (12/30/04)             S-6242-99 G/S-6242-20 G
AXP PARTNERS INTERNATIONAL SMALL CAP FUND (12/30/04)                S-6258-99 E/S-6242-20 G

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.12

FUND NAME (DATE)                                                 PROSPECTUS FORM #/SAI FORM #
---------------------------------------------------------------------------------------------
AXP PARTNERS SMALL CAP GROWTH FUND (5/27/05)                        S-6301-99 G/S-6301-20 G
AXP PORTFOLIO BUILDER AGGRESSIVE FUND (4/1/05)                      S-6282-99 C/S-6282-20 C
AXP PORTFOLIO BUILDER CONSERVATIVE FUND (4/1/05)                    S-6282-99 C/S-6282-20 C
AXP PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (4/1/05)             S-6282-99 C/S-6282-20 C
AXP PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (4/1/05)           S-6282-99 C/S-6282-20 C
AXP PORTFOLIO BUILDER MODERATE FUND (4/1/05)                        S-6282-99 C/S-6282-20 C
AXP PORTFOLIO BUILDER TOTAL EQUITY FUND (4/1/05)                    S-6282-99 C/S-6282-20 C
AXP PRECIOUS METALS FUND (5/27/05)                                  S-6142-99 Z/S-6142-20 Z
AXP QUANTITATIVE LARGE CAP EQUITY FUND (9/29/04)                    S-6263-99 D/S-6263-20 D
AXP REAL ESTATE FUND (8/27/04)                                      S-6281-99 C/S-6281-20 C
AXP S&P 500 INDEX FUND (4/1/05)                                     S-6434-99 J/S-6434-20 J
AXP SMALL CAP ADVANTAGE FUND (5/27/05)                              S-6427-99 J/S-6427-20 J
AXP SMALL COMPANY INDEX FUND (4/1/05)                               S-6357-99 N/S-6357-20 N
AXP STOCK FUND (11/29/04)                                           S-6351-99 Y/S-6351-20 Y
AXP STRATEGY AGGRESSIVE FUND (5/27/05)                              S-6381-99 R/S-6381-20 R
AXP TAX-EXEMPT BOND FUND (1/28/05)                                  S-6310-99 Z/S-6310-20 Z
AXP TAX-FREE MONEY FUND (2/25/05)                                   S-6433-99 Z/S-6433-20 Z
AXP THREADNEEDLE EMERGING MARKETS FUND (12/30/04)                   S-6354-99 M/S-6334-20 X
AXP THREADNEEDLE EUROPEAN EQUITY FUND (12/30/04)                    S-6006-99 G/S-6006-20 G
AXP THREADNEEDLE GLOBAL BALANCED FUND (12/30/04)                    S-6352-99 L/S-6334-20 X
AXP THREADNEEDLE GLOBAL EQUITY FUND (12/30/04)                      S-6334-99 X/S-6334-20 X
AXP THREADNEEDLE INTERNATIONAL FUND (12/30/04)                      S-6140-99 Z/S-6140-20 Z

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which is currently the distributor of

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.13
the American Express Funds, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in the management or operations of the funds or in the services provided to the funds are anticipated in connection with the reorganization.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSource(SM) brand which, pending approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

S-6367 C (8/05)
* Valid until next update

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.14

                             PROSPECTUS SUPPLEMENT

                               DATED AUG. 1, 2005*

                     AXP MUTUAL (NOV. 29, 2004) S-6326-99 Y

EFFECTIVE ON OCT. 3, 2005:

THE PRINCIPAL INVESTMENT STRATEGIES SECTION IS REVISED AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, the investment manager chooses equity investments by:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

-  Identifying stocks that are undervalued:

   - because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   - because one or more of their valuation ratios are low relative to historical levels for the stock,

   - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

-  The security is overvalued relative to other potential investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.15

In pursuit of the Fund's goal, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of June 30, 2005 was 4.16 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

-  Whether a security's rating is changed or is vulnerable to a change.

-  Whether a sector or industry is experiencing change.

-  Changes in the interest rate or economic outlook.

-  Whether the investment manager identifies a more attractive opportunity.

THE REST OF THIS SECTION REMAINS UNCHANGED.

S-6326-4 A (8/05)
* Valid until next prospectus update.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.16

                             PROSPECTUS SUPPLEMENT

                               DATED OCT. 3, 2005*

            RIVERSOURCE(SM) BALANCED FUND (NOV. 29, 2004) S-6326-99 Y

SEPARATION FROM AMERICAN EXPRESS COMPANY

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) became an independent company with no affiliation to American Express Company and is now trading as a separate public company under the ticker symbol AMP. Ameriprise Financial and its subsidiaries provide a variety of services to the RiverSource Mutual Funds:

COMPANY NAME
(EFFECTIVE AUG. 1, 2005)                FORMER NAME/SERVICE PROVIDER              SERVICES
-----------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.              American Express Financial Corporation    Administrative Services

RiverSource Investments, LLC            Services previously provided by           Investment Management Services
                                        American Express Financial Corporation

Ameriprise Financial Services, Inc.     American Express Financial Advisors       Distribution Services
                                        Inc.

RiverSource Service Corporation         American Express Client Service           Transfer Agent Services
                                        Corporation

Ameriprise Trust Company                American Express Trust Company            Custodian Services

ON OCT. 1, 2005, THE FUND CHANGED ITS NAME FROM AXP MUTUAL TO RIVERSOURCE BALANCED FUND.

ADDITIONAL UPDATE

At a Board of Directors meeting on January 12-13, 2005, the directors of the Fund determined that it was in the best interests of shareholders to withdraw the Fund's assets from the master portfolio structure. The steps to withdraw from the master portfolio and establish an independent portfolio of securities for the Fund are expected to be completed in late 2005 or early 2006. RiverSource Investments, LLC, the investment manager to the master portfolio, will continue to serve as investment manager to the Fund under the same terms and conditions.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.17

THE FEES AND EXPENSES TABLE AND EXPENSE EXAMPLES CONTAINED IN THE FUND'S PROSPECTUS, WHICH DESCRIBE THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND, HAVE BEEN UPDATED, ADJUSTED TO REFLECT CURRENT FEES. THE UPDATED FEES AND EXPENSES TABLE AND EXPENSE EXAMPLES REFERENCED BELOW REPLACES THOSE IN THE FUND'S CURRENT PROSPECTUS.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A    CLASS B    CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                           5.75%      none       none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)       none(b)       5%         1%(c)    none

ANNUAL FUND OPERATING EXPENSES(c)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:               CLASS A    CLASS B    CLASS C     CLASS Y
Management fees(d)                                            0.51%      0.51%      0.51%       0.51%
Distribution (12b-1) fees                                     0.25%      1.00%      1.00%       0.00%
Other expenses(e)                                             0.27%      0.29%      0.29%       0.36%
Total                                                         1.03%      1.80%      1.80%       0.87%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."
(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.
(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."
(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index. See "Fund Management and Compensation" for more information.
(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.18

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS    5 YEARS     10 YEARS
Class A(a)                         $674      $884      $1,112      $1,766
Class B                            $683(b)   $967(b)   $1,176(b)   $1,918(c)
Class C                            $283(b)   $567      $  976      $2,121
Class Y                            $ 89      $278      $  483      $1,077

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR   3 YEARS    5 YEARS     10 YEARS
Class A(a)                         $674      $884      $1,112      $1,766
Class B                            $183      $567      $  976      $1,918(b)
Class C                            $183      $567      $  976      $2,121
Class Y                            $ 89      $278      $  483      $1,077

(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

S-6326-25 A (10/05)
Valid until next update.
* Destroy Nov. 29, 2005

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.19

[AXP(R) MUTUAL LOGO]

AXP MUTUAL SEEKS TO PROVIDE SHAREHOLDERS WITH A BALANCE OF GROWTH OF CAPITAL AND CURRENT INCOME.

PROSPECTUS
NOV. 29, 2004

PLEASE NOTE THAT THIS FUND:

-  IS NOT A BANK DEPOSIT

-  IS NOT FEDERALLY INSURED

-  IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

-  IS NOT GUARANTEED TO ACHIEVE ITS GOAL

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[AMERICAN EXPRESS(R) FUNDS LOGO]

[AMERICAN EXPRESS(R) LOGO]

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.20

TABLE OF CONTENTS

TAKE A CLOSER LOOK AT:

THE FUND                                     D.22
Goal                                         D.22
Principal Investment Strategies              D.22
Principal Risks                              D.23
Past Performance                             D.25
Fees and Expenses                            D.28
Investment Manager                           D.29
Other Securities and Investment Strategies   D.31
BUYING AND SELLING SHARES                    D.32
Valuing Fund Shares                          D.32
Investment Options                           D.33
Purchasing Shares                            D.34
Transactions Through Third Parties           D.37
Sales Charges                                D.37
Exchanging/Selling Shares                    D.42
DISTRIBUTIONS AND TAXES                      D.47
MASTER/FEEDER STRUCTURE                      D.49
FINANCIAL HIGHLIGHTS                         D.50

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.21

THE FUND

GOAL

AXP Mutual (the Fund) seeks to provide shareholders with a balance of growth of capital and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Fund will invest
(1) no more than 65% of its total assets in common stocks, (2) at least 35% of its total assets in senior securities, convertible securities, derivative instruments and money market instruments, and (3) at least 25% of its total assets in debt securities and convertible securities.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:

- Looking for large companies with attractive valuations relative to their history, their peers or the overall market based on measures such as price/earnings, price/book, price/cash flow and price/sales ratios).

-  Selecting companies it believes are positioned to benefit from:

   -  anticipated industry changes or current dynamics,

   -  competitive market position,

   -  improving financial performance,

   -  anticipated earnings growth, or

   -  future valuation increases.

AEFC chooses fixed income investments by:

- Selecting high quality companies that offer long-term growth prospects based upon a combination of current valuation, anticipated earnings growth, sustainable competitive positioning and industry dynamics.

- Investing more heavily in certain sectors, such as corporate bonds, government obligations or mortgage-backed securities, based on AEFC's expectations about interest rates and economic trends.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.22

- Identifying securities that are expected to outperform other securities, taking into account risk factors, such as whether money has been set aside to cover the cost of principal and interest payments.

- Focusing on bonds that are investment-grade, although the Fund may invest up to 5% of its total assets in below investment grade bonds.

-  Identifying investments that contribute to portfolio diversification.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

-  The security is overvalued when compared to other potential investments.

-  The interest rate or economic outlook has changed.

-  The security has reached AEFC's price objective.

-  AEFC has identified a more attractive opportunity.

-  The company has met AEFC's earnings and/or growth expectations.

- The issuer's credit quality has declined or AEFC expects a decline, although the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell.

UNUSUAL MARKET CONDITIONS

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   MARKET RISK

   INTEREST RATE RISK

   SECTOR/CONCENTRATION RISK

   CREDIT RISK

   ISSUER RISK

   CALL/PREPAYMENT RISK

   LIQUIDITY RISK

   STYLE RISK

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.23

MARKET RISK

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

SECTOR/CONCENTRATION RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

ISSUER RISK

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

CALL/PREPAYMENT RISK

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

LIQUIDITY RISK

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.24

STYLE RISK

AEFC's management strategy will influence performance significantly. Securities in which AEFC invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. AEFC purchases equity investments for the Fund that it believes are undervalued, but have potential for long-term growth and dividend income. Although these stocks typically trade at a discount to the market, growth cannot be guaranteed, and the markets may not be willing to reevaluate out-of-favor stocks.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the chart below, and

-  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

[CHART]

                               CLASS A PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1994             -2.98%
1995            +24.97%
1996            +13.56%
1997            +18.78%
1998             +9.38%
1999             +7.36%
2000            -11.03%
2001            -12.70%
2002            -15.34%
2003            +19.51%

During the period shown in the bar chart, the highest return for a calendar quarter was +12.28% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -12.95% (quarter ended Sept. 30, 2001).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2004 was +2.80%.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.25

AVERAGE ANNUAL TOTAL RETURNS (AS OF DEC. 31, 2003)

                                                                                           SINCE             SINCE
                                                     1 YEAR    5 YEARS    10 YEARS    INCEPTION (B&Y)    INCEPTION (C)
Mutual:
     Class A
         Return before taxes                         +12.64%    -4.48%     +3.59%           N/A               N/A
         Return after taxes on distributions         +12.17%    -5.56%     +1.07%           N/A               N/A
         Return after taxes on distributions
         and sale of fund shares                      +8.47%    -4.24%     +1.69%           N/A               N/A
     Class B
         Return before taxes                         +14.61%    -4.24%       N/A          +3.69%(a)           N/A
     Class C
         Return before taxes                         +18.55%      N/A        N/A            N/A             -6.47%(b)
     Class Y
         Return before taxes                         +19.71%    -3.19%       N/A          +4.63%(a)           N/A
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                   +28.68%    -0.57%    +11.07%        +11.39%(c)         -5.97%(d)
Lehman Brothers Aggregate Bond Index (reflects
no deduction for fees, expenses or taxes)             +4.10%    +6.62%     +6.95%         +7.74%(c)         +8.63%(d)
Lipper Balanced Funds Index                          +19.94%    +2.95%     +8.27%         +9.04%(c)         +1.21%(d)

(a)  Inception date was March 20, 1995.
(b)  Inception date was June 26, 2000.
(c)  Measurement period started April 1, 1995.
(d)  Measurement period started July 1, 2000.

BEFORE-TAX RETURNS

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.26

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

FOR PURPOSES OF THIS CALCULATION WE ASSUMED:

-  the maximum sales charge for Class A shares,

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

-  no sales charge for Class C shares,

-  no sales charge for Class Y shares, and

- no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Balanced Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.27

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A   CLASS B    CLASS C   CLASS Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                           5.75%   none      none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)       none(b)    5%        1%(c)   none

ANNUAL FUND OPERATING EXPENSES(d)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:               CLASS A   CLASS B   CLASS C    CLASS Y
Management fees(e)                                          0.51%     0.51%     0.51%      0.51%
Distribution (12b-1) fees                                   0.25%     1.00%     1.00%      0.00%
Other expenses(f)                                           0.25%     0.27%     0.27%      0.34%
Total                                                       1.01%     1.78%     1.78%      0.85%

(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."
(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.
(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase. (d) Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Investment Manager."
(e) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year.
(f) Other expenses include an administrative service fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.28

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                                     1 YEAR   3 YEARS    5 YEARS   10 YEARS
Class A(a)                           $672     $878      $1,102     $1,744
Class B                              $581(b)  $861(b)   $1,065(b)  $1,896(c)
Class C                              $181     $561      $  965     $2,100
Class Y                              $ 87     $271      $  472     $1,053

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS
Class A(a)                           $672      $878      $1,102    $1,744
Class B                              $181      $561      $  965    $1,896(b)
Class C                              $181      $561      $  965    $2,100
Class Y                              $ 87      $271      $  472    $1,053

(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

THESE EXAMPLES DO NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

INVESTMENT MANAGER

The Fund's assets are invested in Balanced Portfolio (the Portfolio), which is managed by AEFC.

The equity portion of the Portfolio is managed by:

Robert Ewing, CFA, Co-Portfolio Manager

-  Managed the equity portion of the Portfolio since 2002.

-  Joined AEFC in 2002.

- Prior to that, Analyst and Portfolio Manager, Fidelity Investments, from 1990 to 2002.

-  Began investment career in 1988.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.29

The team that manages the fixed income portion of the Portfolio consists of the following individuals, each of whom leads a sector team in the fixed income group in AEFC's investment department:

Jamie Jackson, CFA, Co-Portfolio Manager

-  Co-Managed the Portfolio since 2003.

-  Leader of the liquid assets sector team.

-  Joined AEFC in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003.

-  Began investment career in 1988.

-  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

-  Co-Managed the Portfolio since 2003.

-  Leader of the structured assets sector team.

-  Employed by AEFC from 1979 to 1985 and from 1987 to present.

-  Began investment career in 1979.

-  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

-  Co-Managed the Portfolio since 2003.

-  Leader of the investment grade corporate bond sector team.

-  Joined AEFC in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-  Began investment career in 1986.

-  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.30

AEFC

The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.51% of the Portfolio's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The maximum adjustment (increase or decrease) is 0.08% of the Portfolio's average net assets on an annual basis. Under the agreement, the Portfolio also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Portfolio, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.31

BUYING AND SELLING SHARES

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.32

INVESTMENT OPTIONS

1. CLASS A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. CLASS B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. CLASS C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares sold less than a year after purchase are subject to a CDSC.

4. CLASS Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

INVESTMENT OPTIONS SUMMARY

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                                             CLASS A              CLASS B              CLASS C             CLASS Y
-----------------------------------------------------------------------------------------------------------------------------
AVAILABILITY                                 Available to all     Available to all     Available to all    Limited to
                                             investors.           investors.           investors.          qualifying
                                                                                                           institutional
                                                                                                           investors.

INITIAL SALES CHARGE                         Yes. Payable at      No. Entire           No. Entire          No. Entire
                                             time of purchase.    purchase price is    purchase price is   purchase price is
                                             Lower sales charge   invested in shares   invested in         invested in shares
                                             for larger           of the Fund.         shares of the       of the Fund.
                                             investments.                              Fund.

DEFERRED SALES CHARGE                        On purchases over    Maximum 5% CDSC      1% CDSC applies     None.
                                             $1,000,000, 1%       during the first     if you sell your
                                             CDSC applies if      year decreasing to   shares less than
                                             you sell your        0% after six years.  one year after
                                             shares less than                          purchase.
                                             one year after
                                             purchase.

DISTRIBUTION AND/OR                          Yes.*                Yes.*                Yes.*               Yes.
SHAREHOLDER SERVICE FEE                      0.25%                1.00%                1.00%               0.10%

CONVERSION TO CLASS A                        N/A                  Yes, automatically   No.                 No.
                                                                  in ninth calendar
                                                                  year of ownership.

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.33

SHOULD YOU PURCHASE CLASS A, CLASS B OR CLASS C SHARES?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES

TO PURCHASE SHARES THROUGH ENTITIES OTHER THAN THE DISTRIBUTOR, PLEASE CONSULT YOUR SELLING AGENT. THE FOLLOWING SECTION EXPLAINS HOW YOU CAN PURCHASE SHARES FROM THE DISTRIBUTOR.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.34

-  a $50 penalty for each failure to supply your correct TIN,

- a civil penalty of $500 if you make a false statement that results in no backup withholding, and

-  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

HOW TO DETERMINE THE CORRECT TIN

FOR THIS TYPE OF ACCOUNT:                       USE THE SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER OF:
Individual or joint account                     The individual or one of the owners listed on the joint account

Custodian account of a minor                    The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                        The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust or estate   The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)

Sole proprietorship or single-owner LLC         The owner

Partnership or multi-member LLC                 The partnership

Corporate or LLC electing corporate status      The corporation
on Form 8837

Association, club or tax-exempt organization    The organization

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.35

METHODS OF PURCHASING SHARES

BY MAIL

Once your account has been established, send your check to:

AMERICAN EXPRESS FUNDS
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNTS

Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 *   $1,000 for tax qualified accounts.
** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

BY SCHEDULED INVESTMENT PLAN

MINIMUM AMOUNTS

Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment
                              plan with monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.
**   $50 minimum per payment for qualified accounts in a direct at fund account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.36

BY TELEPHONE

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:
(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                        SALES CHARGE AS PERCENTAGE OF:
TOTAL MARKET VALUE            PUBLIC OFFERING PRICE*         NET AMOUNT INVESTED
Up to $49,999                          5.75%                         6.10%
$50,000-$99,999                        4.75                          4.99
$100,000-$249,999                      3.50                          3.63
$250,000-$499,999                      2.50                          2.56
$500,000-$999,999                      2.00                          2.04
$1,000,000 or more                     0.00                          0.00

*    Offering price includes the sales charge.

YOU MAY BE ABLE TO REDUCE THE SALES CHARGE ON CLASS A SHARES, BASED ON THE COMBINED MARKET VALUE OF YOUR ACCOUNTS.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.37

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

-  Your current investment in this Fund, and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   - Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

-  Individual or joint accounts held directly at the Fund;

-  Individual or joint accounts held through American Express Brokerage;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

-  Investments in AXP Tax-Free Money Fund;

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.38

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service ADVANTAGE (SPS);

-  Investments in Class D, Class E, or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

-  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

UNLESS YOU PROVIDE THE DISTRIBUTOR OR YOUR FINANCIAL ADVISOR WITH INFORMATION ABOUT ALL OF THE ACCOUNTS THAT MAY COUNT TOWARD A SALES CHARGE REDUCTION, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE REDUCTIONS FOR WHICH YOU MAY BE ELIGIBLE.

For more information on rights of accumulation, please see the SAI.

OTHER CLASS A SALES CHARGE POLICIES

- GROUP BILLING: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

- LETTER OF INTENT: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.39

WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES

Sales charges do not apply to:

- current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

- current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

- registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

- qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

- shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

- direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

-  purchases made:

   - with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   - through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   -  within the University of Texas System ORP,

   - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

- shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.40

- repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

UNLESS YOU PROVIDE THE DISTRIBUTOR OR YOUR FINANCIAL ADVISOR WITH INFORMATION ABOUT ALL OF THE FACTORS THAT MAY COUNT TOWARD A WAIVER OF THE SALES CHARGE, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE WAIVERS FOR WHICH YOU MAY BE ELIGIBLE.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE FOR CLASS B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

IF THE SALE IS MADE DURING THE:      THE CDSC PERCENTAGE RATE IS:
First year                                       5%
Second year                                      4%
Third year                                       4%
Fourth year                                      3%
Fifth year                                       2%
Sixth year                                       1%
Seventh year                                     0%

FOR CLASS C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.41

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

WAIVERS OF THE SALES CHARGE FOR CLASS B AND CLASS C SHARES

The CDSC will be waived on sales of shares:

-  in the event of the shareholder's death,

-  held in trust for an employee benefit plan, or

- held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   -  at least 59 1/2 years old AND

   - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   - selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

TO SELL OR EXCHANGE SHARES HELD WITH ENTITIES OTHER THAN THE DISTRIBUTOR, PLEASE CONSULT YOUR SELLING AGENT. THE FOLLOWING SECTION EXPLAINS HOW YOU CAN EXCHANGE OR SELL SHARES HELD WITH THE DISTRIBUTOR.

EXCHANGES

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.42

THE FUND'S BOARD OF DIRECTORS HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT THE FUND'S PERFORMANCE BY PREVENTING THE PORTFOLIO MANAGERS FROM FULLY INVESTING THE ASSETS OF THE FUND OR BY INCREASING THE FUND'S TRANSACTION COSTS. THE FUND SEEKS TO ENFORCE THIS POLICY THROUGH THE DISTRIBUTOR AND ITS TRANSFER AGENT AS
FOLLOWS:

- The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

-  Exchanges must be made into the same class of shares of the new fund.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

-  Once we receive your exchange request, you cannot cancel it.

-  Shares of the new fund may not be used on the same day for another exchange.

- If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.43

SELLING SHARES

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

IMPORTANT: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.44

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

BY REGULAR OR EXPRESS MAIL

AMERICAN EXPRESS FUNDS
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Include in your letter:

-  your account number

-  the name of the fund(s)

-  the class of shares to be exchanged or sold

-  your Social Security number or Employer Identification number

-  the dollar amount or number of shares you want to exchange or sell

-  specific instructions regarding delivery or exchange destination

- signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

-  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

BY TELEPHONE

(800) 297-7378 for brokerage accounts
(800) 862-7919 for direct at fund accounts
(800) 967-4377 for wrap accounts

- The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

- Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

- Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

-  Telephone privileges may be modified or discontinued at any time.

MINIMUM SALE AMOUNT:     $100
MAXIMUM SALE AMOUNT:     $100,000

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.45

BY WIRE

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

-  Minimum amount: $1,000

-  Pre-authorization is required.

-  A service fee may be charged against your account for each wire sent.

BY SCHEDULED PAYOUT PLAN

-  Minimum payment: $100*

-  Contact your financial advisor or the Distributor to set up regular payments.

- Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

ELECTRONIC TRANSACTIONS

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.46

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as DIVIDENDS. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

-  you request distributions in cash, or

- you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.47

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.48

MASTER/FEEDER STRUCTURE

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund
                                        |
                                        |
                                        V
                      The Fund buys units in the Portfolio
                                        |
                                        |
                                        V
          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.49

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

CLASS A

FISCAL PERIOD ENDED SEPT. 30,                                2004        2003         2002         2001        2000
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                       $ 8.47      $ 7.40      $  8.71      $ 12.21      $12.94
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .19         .17          .20          .21         .32
Net gains (losses) (both realized and unrealized)             .77        1.07        (1.31)       (3.49)        .17
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .96        1.24        (1.11)       (3.28)        .49
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.18)       (.17)        (.20)        (.22)       (.31)
Distributions from realized gains                              --          --           --           --        (.91)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          (.18)       (.17)        (.20)        (.22)      (1.22)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.25      $ 8.47      $  7.40      $  8.71      $12.21
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $1,077      $1,125      $ 1,115      $ 1,597      $2,628
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)             1.01%        .99%         .93%         .87%        .88%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                  2.01%       2.05%        2.19%        1.96%       2.51%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                             131%        130%         267%         226%        180%
-------------------------------------------------------------------------------------------------------------------
Total return(c)                                             11.32%      16.80%      (13.05%)     (27.04%)      3.78%
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Total return does not reflect payment of a sales charge.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.50

CLASS B

FISCAL PERIOD ENDED SEPT. 30,                                2004        2003        2002         2001        2000
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                       $ 8.41      $ 7.35      $  8.65      $ 12.12      $12.86
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .11         .10          .14          .13         .22
Net gains (losses) (both realized and unrealized)             .77        1.06        (1.31)       (3.46)        .16
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .88        1.16        (1.17)       (3.33)        .38
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.10)       (.10)        (.13)        (.14)       (.21)
Distributions from realized gains                              --          --           --           --        (.91)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          (.10)       (.10)        (.13)        (.14)      (1.12)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.19      $ 8.41      $  7.35      $  8.65      $12.12
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $113        $139         $152         $235        $403
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)             1.78%       1.77%        1.71%        1.64%       1.64%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                  1.23%       1.28%        1.41%        1.19%       1.75%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                             131%        130%         267%         226%        180%
-------------------------------------------------------------------------------------------------------------------
Total return(c)                                             10.51%      15.89%      (13.72%)     (27.62%)      2.93%
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Total return does not reflect payment of a sales charge.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.51

CLASS C

FISCAL PERIOD ENDED SEPT. 30,                                2004        2003         2002         2001        2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                       $ 8.41      $ 7.36      $  8.67      $ 12.16      $12.09
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .12         .11          .13          .14         .08
Net gains (losses) (both realized and unrealized)             .77        1.05        (1.31)       (3.48)        .05
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .89        1.16        (1.18)       (3.34)        .13
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.11)       (.11)        (.13)        (.15)       (.06)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.19      $ 8.41      $  7.36      $  8.67      $12.16
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    3      $    2      $     1      $     1      $   --
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)             1.78%       1.79%        1.73%        1.64%       1.64%(d)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                  1.25%       1.21%        1.43%        1.20%       1.34%(d)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                             131%        130%         267%         226%        180%
-------------------------------------------------------------------------------------------------------------------
Total return(e)                                             10.57%      15.82%      (13.76%)     (27.58%)      1.05%(f)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.52

CLASS Y

FISCAL PERIOD ENDED SEPT. 30,                                2004        2003         2002         2001        2000
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                       $ 8.46      $ 7.40      $  8.71      $ 12.21      $12.95
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .21         .18          .21          .23         .34
Net gains (losses) (both realized and unrealized)             .77        1.06        (1.31)       (3.49)        .16
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .98        1.24        (1.10)       (3.26)        .50
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.19)       (.18)        (.21)        (.24)       (.33)
Distributions from realized gains                              --          --           --           --        (.91)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          (.19)       (.18)        (.21)        (.24)      (1.24)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.25      $ 8.46      $  7.40      $  8.71      $12.21
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $  182      $  295      $   322      $   530      $  982
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)              .85%        .83%         .77%         .71%        .72%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                  2.16%       2.22%        2.33%        2.12%       2.67%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                             131%        130%         267%         226%        180%
-------------------------------------------------------------------------------------------------------------------
Total return(c)                                             11.63%      16.85%      (12.90%)     (26.91%)      3.87%
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Total return does not reflect payment of a sales charge.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.53

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-54

TICKER SYMBOL
Class A: INMUX    Class B: IDMBX
Class C: --       Class Y: IDMYX

[AMERICAN EXPRESS(R) LOGO]

AMERICAN EXPRESS FUNDS
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

                                                             S-6326-99 Y (11/04)

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      D.54

EXHIBIT E

BOARD EFFECTIVENESS COMMITTEE CHARTER

RESOLVED, That the Board Effectiveness Committee be composed of the independent members appointed annually by the Board and the Chair of the Board;

RESOLVED, That one member shall be appointed to Chair the Committee and the Committee shall meet upon call of the Chair;

RESOLVED, That the Committee will make recommendations to the Board on:

-  The responsibilities and duties of the Board;

- The criteria to be used to determine the size and structure of the Boards and the background and characteristics of independent Board members;

- The persons to serve as Board members based on approved criteria whenever necessary to fill a vacancy or in conjunction with a regular meeting of shareholders in which nominees are required to be submitted for a vote of shareholders;

- The annual evaluation of the Board's performance and the attendance of members; and

-  The compensation to be paid to independent members; and further

RESOLVED, That the Committee shall be assigned such further areas of responsibility as appropriate to assist the Board in meeting its fiduciary duties in an efficient and effective manner.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      E.1

EXHIBIT F

JOINT AUDIT COMMITTEE CHARTER

MEMBERSHIP AND QUALIFICATIONS

The Joint Audit Committee shall consist of at least three members appointed by the Board. The Board may replace members of the Committee for any reason.

No member shall be an "interested person" as that term is defined in Section 2(a)(19) of the Investment Company Act, nor shall any member receive any compensations from the Fund except compensations for service as a member of the Board and Board committees.

At least one member of the Committee shall be an "audit committee financial expert." An "audit committee financial expert" means a person who has the following attributes:

- An understanding of generally accepted accounting principles and financial statements;

- The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

- Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

- An understanding of internal controls and procedures for financial reporting; and

-  An understanding of audit committee functions.

A person shall have acquired such attributes through:

- Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

- Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

- Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

-  Other relevant experience.

The Board shall determine "audit committee financial experts" annually.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      F.1

PURPOSES OF THE COMMITTEE

The Committee is to assist independent members of the Boards in fulfilling their oversight responsibilities to the shareholders, potential shareholders and investment community relating to the reliability of financial reporting, the effectiveness and efficiency of operations, the work done by external auditors, the adequacy of internal controls, and the compliance with applicable laws and regulations by:

- Overseeing the accounting and financial reporting processes of the Fund and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers;

- Overseeing, or, as appropriate, assisting Board oversight of, the quality and integrity of the Fund's financial statements and the independent audit thereof;

- Overseeing, or, as appropriate, assisting Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; and

- Approving prior to appointment the engagement of the Fund's independent auditor (Auditor) and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's Auditor.

The Auditor for the Fund shall report directly to the Committee.

DUTIES AND POWERS

To carry out its purposes, the Committee shall have the following duties and powers:

- Recommend the Auditor that the Committee believes is qualified to examine and report on the financial statements to the independent members of the Board within 90 days before or after the fiscal year end of the Fund;

-  Meet with representatives of the Auditor to:

   - Review and evaluate matters potentially affecting its independence and capabilities by:

      - Approving prior to appointment the professional services the Auditor requests to perform for American Express Financial Corporation and any of its subsidiaries that provide services to the Fund;

      - Considering the controls applied by the Auditor and measures taken by American Express Financial Corporation to assure that all items requiring pre-approval are identified and referred to the Committee in a timely fashion; and

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      F.2

      - Evaluating the auditor's independence by receiving a report on business relationships at each meeting setting forth the work it has been engaged to do for American Express Company or its subsidiaries.

   - Consider the scope of the annual audit and any special audits and review and approve the estimated fees to be charged;

   - Consider the information and comments from the Auditor with respect to the Fund's accounting and financial reporting policies, procedures and internal controls over financial reporting; the responses to the comments by American Express Financial Corporation; and possible improvements that can be made in the quality of the Fund's accounting and financial reporting;

- Meet with representatives of American Express Enterprise Risk and Assurance Services to:

   - Discuss its responsibility to the Fund with respect to its review of operations of American Express Financial Corporation and affiliates to the extent they pertain to the registered investment companies;

   - Consider its authority, including the support it receives from American Express Financial Corporation's senior management and American Express Company's General Auditor;

   - Discuss whether it complies with the Institute of Internal Auditors' "Standard for the Professional Practice of Internal Auditing;"

   -  Review its budget, staffing and proposed audit plans each year; and

   - Review reports issued by American Express Enterprise Risk and Assurance Services that pertain to American Express Financial Corporation's operations related to the registered investment companies.

- Encourage open lines of communications among the Committee, the Auditor, and American Express Enterprise Risk and Assurance Services to:

   - Consider information and comments from the Auditor with respect to the Fund's financial statements, including any adjustments to such statements recommended by the Auditor and to review the opinion of the Auditor;

   - Resolve any disagreements between American Express Financial Corporation and the Auditor;

   - Review, in connection with required certifications of Form N-CSR, any significant deficiencies in the design or operations of internal control over financial reporting or material weaknesses therein and any reported evidence of fraud involving any person who has a significant role in the Fund's internal control over financial reporting;

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      F.3

   - Establish procedures for the receipt, retention and treatment of complaints received by the Fund relating to accounting, internal accounting controls, or auditing matters, and the confidential, anonymous submission by employees of American Express Financial Corporation of concerns about accounting or auditing matters, and address reports from attorneys or auditors of possible violations of federal or state laws or fiduciary duty;

   - Investigate or initiate an investigation of reports of improprieties or suspected improprieties in connection with the Fund's accounting or financial reporting;

- Consider the adequacy and effectiveness of internal controls, including the controls over computerized information systems, through discussions with the Auditor, American Express Enterprise Risk and Assurance Services and appropriate American Express Financial Corporation managers who provide reports to the Committee and elicit their recommendations for improving or identifying particular areas where new or more detailed controls or procedures are desirable giving particular emphasis to the adequacy of internal controls for exposing any payments, transactions, or procedures that might be deemed illegal or otherwise improper;

- Request to be informed about all new or changed accounting principles and disclosure practices on a timely basis and inquire regarding the judgment and reasoning regarding the appropriateness, not just the acceptability, of the changes or proposed changes;

- Report the work of the Committee to the Board as frequently as the Committee deems appropriate;

- Review and assess the adequacy of the Committee's charter at least annually and recommend any changes to the Board;

- Meet at least once a year in a private meeting with each of the three following groups: the Auditor, the American Express Financial Corporation's management personnel responsible for the financial statements and recordkeeping of the Fund, the Senior Vice President - Enterprise Risk and Assurance Services for American Express Financial Corporation, and the General Auditor and Chief Operational Risk Officer for American Express Company;

- Consider such other matters as any Board or Committee deems appropriate and perform such additional tasks as directed by resolution of any Board;

- Conduct its own investigations into issues related to its responsibilities and is authorized to employ such professional and technical assistance as it deems necessary.

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including appropriate funding, as determined by the Committee, for payment of compensation to the Auditor for the purpose of

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      F.4
conducting the audit and rendering their audit report, the authority to retain and compensate special counsel and other experts or consultants as the Committee deems necessary, and the authority to obtain specialized training for Committee members, at the expense of the Fund, as appropriate.

The Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services to one or more members. Any decisions of the member to grant pre-approvals shall be presented to the Committee at its next regularly scheduled meeting.

ROLE AND RESPONSIBILITIES

The function of the Committee is oversight; it is American Express Financial Corporation's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the Auditor's responsibility to plan and carry out a proper audit. Specifically, American Express Financial Corporation is responsible for: (1) the preparation, presentation and integrity of the Fund's financial statements; (2) the maintenance of appropriate accounting and financial reporting principles and policies; and (3) the maintenance of internal control over financial reporting and other procedures designed to assure compliance with accounting standards and related laws and regulations. The Auditor is responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter. Nothing in the Charter shall be construed to reduce the responsibilities or liabilities of the Fund's service providers, including the Auditor.

Although the Committee is expected to take a detached and questioning approach to the matters that come before it, the review of a Fund's financial statements by the Committee is not an audit, nor does the Committee's review substitute for the responsibilities of American Express Financial Corporation's for preparing, or the Auditor for auditing, the financial statements. Members of the Committee are not employees of the Fund and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct "field work" or other types of auditing or accounting reviews or procedures.

In discharging their duties, the members of the Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Fund whom the director reasonably believes to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the person's professional or expert competence; or (3) a Board committee of which the director is not a member.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      F.5

OPERATIONS

The Board shall adopt and approve this Charter and may amend it on the Board's own motion. The Committee shall review this Charter at least annually and recommend to the full Board any changes the Committee deems appropriate.

The Committee may select one of its members to be the chair and may select a vice chair. A majority of the members of the Committee shall constitute a quorum for the transaction of business at any meeting of the Committee. The action of a majority of the members of the Audit Committee present at a meeting at which a quorum is present shall be the action of the Committee.

The Committee shall meet on a regular basis and at least four times annually and is empowered to hold special meetings as circumstances require. The Chairperson or a majority of the members shall be authorized to call a meeting of the Committee or meetings may be fixed in advance by the Committee.

The agenda shall be prepared under the direction and control of the Chairperson.

The Committee shall ordinarily meet in person; however, members may attend telephonically, and the Committee may act by written consent, to the extent permitted by law and by the Fund's bylaws.

The Committee shall have the authority to meet privately and to admit non-members individually. The Committee may also request to meet with internal legal counsel and compliance personnel of American Express Financial Corporation and with entities that provide significant accounting or administrative services to the Fund to discuss matters relating to the Fund's accounting and compliance as well as other Fund-related matters.

The Committee shall prepare and retain minutes of its meetings and appropriate documentation of decisions made outside of meetings by delegated authority.

The Committee shall evaluate its performance at least annually.

               RIVERSOURCE GLOBAL BALANCED FUND -- PROXY STATEMENT
                                      F.6

                                                                S-6388 A (12/05)
                                ezVote(SM)Consolidated Proxy Card
PROXY TABULATOR
P.O. BOX 9132                   This form is your EzVote Consolidated Proxy.
HINGHAM, MA 02043-9132          It reflects all of your accounts registered to
                                the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the reverse side of the form.

999 999 999 999 99 <-
                                                               RIVERSOURCE FUNDS
                                      (formerly known as AMERICAN EXPRESS FUNDS)
AXP GLOBAL SERIES, INC.            PROXY FOR THE REGULAR MEETING OF SHAREHOLDERS
RIVERSOURCE GLOBAL BALANCED FUND                               FEBRUARY 15, 2006

Your fund will hold a shareholders' meeting at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN, at _____ [a.m./p.m.] on February 15, 2006. You are entitled to vote at the meeting if you were a shareholder on December 16, 2005. Please read the proxy statement and vote immediately by mail, telephone or internet, even if you plan to attend the meeting. Just follow the instructions on this proxy card. The Board of Directors recommends that you vote FOR each proposal.

The undersigned hereby appoints Arne H. Carlson and Leslie L. Ogg or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the regular meeting to be held on February 15, 2006, and any adjournment thereof.

                                           Date __________________


                                Signature(s) (Joint owners)    (Sign in the Box)

                                Note: Please sign this proxy exactly as your name or names appears on this card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.


                                                    AMEX Global Balanced EZ - DH

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS


                                              THREE EASY WAYS TO VOTE

        To vote by Telephone                       To vote by Internet                        To vote by Mail
1) Read the proxy statement and have the   1) Read the proxy statement and have      1) Read the Proxy Statement.
   Consolidated Proxy Card at hand.           Consolidated Proxy Card at hand.       2) Check the appropriate boxes on the
2) Call 1-888-221-0697.                    2) Go to www.proxyweb.com                    reverse side.
3) Follow the recorded instructions.       3) Follow the on-line directions.         3) Sign and date the proxy card.
                                                                                     4) Return the proxy card in the envelope
                                                                                        provided.

          IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD.

LABEL BELOW FOR MIS USE ONLY!                                    INDIVIDUAL BALLOTS
M1197                                                            On the reverse side of this form (and on accompanying pages,
AMERICAN EXPRESS - AMERIPRISE                                    if necessary) you will find individual ballots, one for each of
AXP GLOBAL SERIES, INC                                           your accounts. If you would wish to vote each of these accounts
RIVERSOURCE GLOBAL BALANCED FUND                                 separately, sign in the signature box below, mark each individual
ORIGINAL EZVOTE 10-06-05 KD                                      ballot to indicate your vote, detach the form at the perforation
DOREEN (AMEX-RIVERSOURCE GLOBAL BALANCED EZVOTE 2006 DH)         above and return the individual ballots portion only.

                                                                 NOTE: If you choose to vote each account separately, do
                                                                 not return the  Consolidated Proxy Card above.


                                                                 Date _____________________________

MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ___
                                                                 -------------------------------------------------------
                                                                 Signature(s) (Joint owners)          (Sign in the Box)
OK TO PRINT AS IS*_______ *By signing this form you are          Note: Please sign this proxy exactly as your
authorizing MIS to print this form in its current state.         name or names appears on this card. Joint owners
                                                                 should each sign personally. Trustees and other
                                                                 fiduciaries should indicate the capacity in
                                                                 which they sign, and where more than one name
                                                                 appears, a majority must sign. If a corporation,
                                                                 this signature should be that of an authorized
---------------------------------------------------------        officer who should state his or her title.
SIGNATURE OF PERSON AUTHORIZING PRINTING         DATE

                                                                                               AMEX Global Balanced  IND - DH

                                ezVote(SM)Consolidated Proxy Card


                                Please fill in box(es) as shown using black or blue ink or number 2 pencil. [X]

                                PLEASE DO NOT USE FINE POINT PENS.


If you do not mark a proposal, your proxy will be voted FOR the proposal.

                                                        FOR  AGAINST  ABSTAIN
1. Approve the Agreement and Plan of Reorganization.    [ ]    [ ]      [ ]   1.
2. ELECTION OF BOARD MEMBERS.
                                                        FOR  WITHHOLD  FOR ALL
                                                        ALL     ALL     EXCEPT

   (01) Arne H. Carlson        (05) Catherine James Paglia
   (02) Patricia M. Flynn      (06) Alan K. Simpson     [ ]    [ ]      [ ]   2.
   (03) Anne P. Jones          (07) Alison Taunton-Rigby
   (04) Stephen R. Lewis, Jr.  (08) William F. Truscott

(INSTRUCTIONS: To withhold authority to vote for any individual nominee, mark the "FOR ALL EXCEPT" box and write the nominee's number on the line below.)

                                                        FOR  AGAINST  ABSTAIN
3. Approve an Amendment to the Articles of
   Incorporation.                                       [ ]    [ ]      [ ]   3.

4. Approve an Investment Management Services Agreement
   with RiverSource Investments, LLC.                   [ ]    [ ]      [ ]   4.

5. Approve a Subadvisory Agreement with Threadneedle
   International Limited.                               [ ]    [ ]      [ ]   5.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.



                                                    AMEX Global Balanced EZ - DH

        IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN
                             THE INDIVIDUAL BALLOTS


                               INDIVIDUAL BALLOTS

NOTE: IF YOU HAVE USED THE CONSOLIDATED BALLOT ABOVE, DO NOT VOTE THE INDIVIDUAL BALLOTS BELOW.

     000 0000000000 000 0                                                 000 0000000000 000 0
     JOHN Q. PUBLIC                                                       JOHN Q. PUBLIC
     123 MAIN STREET                                                      123 MAIN STREET
     ANYTOWN, MA 02030          999 999 999 999 99                        ANYTOWN, MA 02030          999 999 999 999 99
     FUND NAME PRINTS HERE                                                FUND NAME PRINTS HERE

                               FOR       AGAINST     ABSTAIN
1. Approve the Agreement
   and Plan of
   Reorganization.             [ ]         [ ]         [ ]

2. ELECTION OF BOARD
   MEMBERS.                    FOR       WITHHOLD    FOR ALL
(See Nominee list on           ALL         ALL       EXCEPT*
consolidated ballot.)

*EXCEPT____________________    [ ]         [ ]         [ ]

                               FOR       AGAINST     ABSTAIN
3. Amend the Articles of
   Incorporation.              [ ]         [ ]         [ ]

4. Approve Service
   Agreement.                  [ ]         [ ]         [ ]

5. Approve a Subadvisory
   Agreement with
   Threadneedle International
   Limited.                    [ ]         [ ]         [ ]

                                                                     LABEL BELOW FOR MIS USE ONLY!
                                                                     M1197
                                                                     AMERICAN EXPRESS - AMERIPRISE
                                                                     AXP GLOBAL SERIES, INC
                                                                     RIVERSOURCE GLOBAL BALANCED FUND
                                                                     ORIGINAL EZVOTE 10-06-05 KD
                                                                     DOREEN (AMEX-RIVERSOURCE GLOBAL BALANCED EZVOTE 2006 DH)

                                                   AMEX Global Balanced IND - DH

AXP(R) GLOBAL SERIES, INC.
 -  RiverSource(SM) Global Balanced Fund
    (formerly AXP Threadneedle Global Balanced Fund)

PROXY STATEMENT

                                                               December 16, 2005

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR RIVERSOURCE MUTUAL FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT.

Q: WHAT ORGANIZATION CHANGES HAVE RECENTLY TAKEN PLACE?

On Sept. 30, Ameriprise Financial, Inc. (formerly American Express Financial Corporation) became an independent company from American Express. An affiliate of Ameriprise Financial, RiverSource Investments now serves as investment manager to your fund. As result, your fund's name and the names of service providers to your fund have changed. Your statements should now reflect this new name and the funds are now listed under RiverSource in the newspaper.

Q: WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' votes for certain kinds of changes, like the ones included in this proxy statement. You have a right to vote on these changes either by mailing your proxy card, calling a toll-free number, responding by internet or attending the shareholder meeting.

Q: IS MY VOTE IMPORTANT?

Absolutely! While the Board of Directors ("Board") for RiverSource Funds has reviewed these changes and recommends you approve them, you have the right to voice your opinion. Until the Fund is sure that a quorum has been reached (50% of existing shares), it will continue to contact shareholders asking them to vote. These efforts cost money -- so please, vote immediately.

Q: WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

- The merger ("Reorganization") of RiverSource Global Balanced Fund and RiverSource Balanced Fund.

-  Election of Board members.

- An amendment to the Fund's Articles of Incorporation to permit the Board to establish the minimum account value and to change the name of the corporation to "RiverSource" consistent with the names of the funds.

- An Investment Management Services Agreement ("IMS Agreement") with RiverSource Investments, LLC.

- A Subadvisory Agreement with Threadneedle International Limited ("Threadneedle").

We encourage you to read the full text of the proxy statement to obtain a more detailed understanding of the issues.

Q: IF APPROVED, WHEN WILL THE MERGER HAPPEN?

If shareholders approve the merger, it will take place shortly after the shareholder meeting. In the interim, however, it will be important for the Fund to have a properly elected Board and IMS and Subadvisory agreements that have been approved by shareholders.

Q: WHAT DO BOARD MEMBERS DO?

Board members represent the interests of the shareholders and oversee the management of the Fund.

Q: WHAT CHANGES ARE PROPOSED TO THE INVESTMENT MANAGEMENT SERVICES AGREEMENT?

In September, the Fund's investment manager, Ameriprise Financial, Inc. (formerly known as American Express Financial Corporation) was spun off from its parent company, American Express Company. The investment management functions were then moved to RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial. While this change did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to vote on the arrangement. The agreement also clarifies the circumstances under which the Board may change an index for purposes of calculating a performance incentive adjustment.

Q: WHAT CHANGES ARE PROPOSED TO THE SUBADVISORY AGREEMENT?

Threadneedle is an affiliate of RiverSource Investments. Shareholders are being asked to vote on the subadvisory agreement as a result of the spin off described in the previous paragraph.

Q: HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board recommends that you vote FOR each proposal.

Q: HOW DO I VOTE?

You can vote in one of four ways:

-  By mail with the enclosed proxy card

-  By telephone

-  By web site

-  In person at the meeting

Please refer to the enclosed voting instruction card for the telephone number and internet address.

Q: WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the issues described in the proxy statement or about voting procedures, please call your financial advisor or call client services toll free at (877) 256-6085.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Articles of Incorporation amended November 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 87 to Registration Statement No. 2-11328 are incorporated by reference.

(1)(b) Articles of Incorporation, as amended June 16, 1999, filed as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 104 to Registration Statement No. 2-11328 are incorporated by reference.

(1)(c) Articles of Amendment to the Articles of Incorporation, dated November 14, 2002, filed electronically on or about Nov. 25, 2003 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 111 to Registration Statement No. 2-11328 are incorporated by reference.

(2) By-laws, as amended January 11, 2001, filed as Exhibit (b) to Registrant's Post-Effective Amendment No. 104 to Registration Statement No. 2-11328 are incorporated by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6)(a) AXP Diversified Equity Income Fund and AXP Mutual, series of the Registrant, have adopted a master/feeder operating structure. Therefore, the Investment Management Services Agreement is with corresponding master portfolios. Investment Management Services Agreement, dated December 1, 2002, between Growth and Income Trust on behalf of Balanced Portfolio, Equity Portfolio, Equity Income Portfolio and Total Return Portfolio and American Express Financial Corporation, filed electronically on or about Nov. 25, 2003 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 111 to Registration Statement No. 2-11328 is incorporated by reference.

(6)(b) Investment Management Services Agreement, dated December 1, 2002, between Registrant on behalf of AXP Mid Cap Value Fund and American Express Financial Corporation, filed electronically on or about Nov. 25, 2003 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 111 to Registration Statement No. 2-11328 is incorporated by reference.

(7)(a) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(7)(b) Distribution Agreement, dated January 10, 2002, between Registrant on behalf of AXP Mid Cap Value Fund and American Express Financial Advisors Inc., filed as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 106 is incorporated by reference.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement between IDS Investment Series, Inc., American Express Trust Company and American Express Financial Corporation dated May 13, 1996 filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(9)(c) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(9)(d) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(9)(e) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(g) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(h) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Amendment to Plan and Agreement of Distribution (Class A and B), dated April 14, 2005, between the Registrant and American Express Financial Advisors Inc., filed electronically on or about July 28, 2005 as Exhibit (m)(3) to AXP Government Income Series, Inc.'s Post-Effective Amendment No. 41 to Registration Statement No. 2-96512 is incorporated by reference.

(10(c) Plan and Agreement of Distribution for Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(d) Amendment to Plan and Agreement of Distribution (Class C), dated April 14, 2005, between the Registrant and American Express Financial Advisors Inc., filed electronically on or about July 28, 2005 as Exhibit (m)(6) to AXP Government Income Series, Inc.'s Post-Effective Amendment No. 41 to Registration Statement No. 2-96512 is incorporated by reference.

(10)(e) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(12)     Tax opinion to be filed by amendment.

(13)(a) Administrative Service Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, to be filed by amendment.

(13)(b) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Administrative Services Agreements differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(c) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(d) Transfer Agency Agreement dated May 1, 2003, between AXP Investment Series, Inc. on behalf of its underlying funds AXP Diversified Equity Income Fund, AXP Mid Cap Value Fund and AXP Mutual and American Express Client Service Corporation, filed electronically on or about Nov. 25, 2003 as Exhibit (h)(13) to Registrant's Post-Effective Amendment no. 111 to Registration Statement No. 2-11328 is incorporated by reference.

(13)(e) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(f) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(14) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(15)     Financial Statements: Not applicable.

(16)(a) Directors/Trustees Power of Attorney to sign to this Registration Statement and its amendments, dated Nov. 11, 2004, is filed electronically herewith.

(16)(b) Trustees' Power of Attorney to sign to this Registration Statement and its amendments, dated Nov. 11, 2004, is filed electronically herewith.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(17)(c) Prospectus, dated Nov. 29, 2004, for RiverSource Balanced Fund is filed electronically herewith.

(17)(d) Prospectus, dated Dec. 30, 2004, as amended Oct. 3, 2005, for RiverSource Global Balanced Fund is filed electronically herewith.

(17)(e) Statement of Additional Information, dated Oct. 3, 2005, for RiverSource Balanced Fund and RiverSource Global Balanced Fund is filed electronically herewith.

(17)(f) Annual Report for the period ended Sept. 30, 2004, for RiverSource Balanced Fund to be filed by amendment.

(17)(g) Annual Report for the period ended Oct. 31, 2004, for RiverSource Global Balanced Fund to be filed by amendment.

(17)(h) Semiannual Report for the period ended March 31, 2005, for RiverSource Balanced Fund to be filed by amendment.

(17)(i) Semiannual Report for the period ended April 30, 2005, for RiverSource Global Balanced Fund to be filed by amendment.

(17)(j) Prospectus Supplement, dated February 7, 2005, for RiverSource Balanced Fund is filed electronically herewith.

(17)(k) Prospectus Supplement, dated May 23, 2005, for RiverSource Balanced Fund is filed electronically herewith.

(17)(l) Prospectus Supplement, dated August 1, 2005, for RiverSource Balanced Fund is filed electronically herewith.

(17)(m) Prospectus Supplement, dated August 1, 2005, for RiverSource Balanced Fund is filed electronically herewith.

(17)(n) Prospectus Supplement, dated October 3, 2005, for RiverSource Balanced Fund is filed electronically herewith.

Item 17. Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 13th day of October, 2005.

AXP INVESTMENT SERIES, INC.


By     /s/ Paula R. Meyer
       ---------------------
           Paula R. Meyer, President

By     /s/ Jeffrey P. Fox
       ------------------
           Jeffrey P. Fox, Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of October, 2005.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated Nov. 11, 2004, filed electronically as Exhibit (16)(a) to this Registration Statement, by:



/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 13th day of October, 2005.

GROWTH AND INCOME TRUST


By     /s/ Paula R. Meyer
       ---------------------
           Paula R. Meyer, President

By     /s/ Jeffrey P. Fox
       ------------------
           Jeffrey P. Fox, Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of October, 2005.

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Trustees' Power of Attorney dated Nov. 11, 2004, filed electronically as Exhibit (16)(b) to this Registration Statement, by:


/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg